As filed with the Securities and Exchange Commission on March 1, 2010

1933 Act Registration No. 333-77993

1940 Act Registration No. 811-09277

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		X
Pre-Effective Amendment Number
Post-Effective Amendment Number	16

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		X
Post-Effective Amendment Number	16

Viking Mutual Funds

(Exact Name of the Registrant as Specified in Charter)

1 North Main Street, Minot, North Dakota 58703

(Address of Principal Executive Offices)

Registrant's Telephone Number, including area code: (701) 852-5292

With a copy to:
Shannon D. Radke, President	Mark J. Kneedy, Esq.
Viking Mutual Funds	Chapman and Cutler LLP
1 North Main Street	111 West Monroe Street
Minot, North Dakota 58703	Chicago, Illinois 60603

(Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)
on (date), pursuant to paragraph (b)
X	60 days after filing pursuant to paragraph (a)(1)
on (date), pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date), pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[Logo]	SUBJECT TO COMPLETION VIKING MUTUAL FUNDS
PO BOX 500
MINOT, ND 58702

PROSPECTUS

April 30, 2010

This prospectus describes the following four funds managed by Viking Fund Management, LLC:

Viking Tax-Free Fund for Montana (Ticker: VMTTX)
Viking Tax-Free Fund for North Dakota (Ticker: VNDFX)
Viking Large-Cap Value Fund (Ticker: VLVAX)
Viking Small-Cap Value Fund (Ticker: VSVAX)

Mutual Funds:

• are not insured by the FDIC or any other government agency

• have no bank guarantees

• may lose value, so an investor may lose money

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

VIKING TAX-FREE FUND FOR MONTANA—SUMMARY	1

VIKING TAX-FREE FUND FOR NORTH DAKOTA—SUMMARY	6

VIKING LARGE-CAP VALUE FUND—SUMMARY	11

VIKING SMALL-CAP VALUE FUND—SUMMARY	15

ADDITIONAL INFORMATION ABOUT THE FUNDS	19
Investment Objectives
Portfolio Holdings

DISTRIBUTIONS AND TAXES	19
Dividends and Capital Gain Distributions	19
Taxes	20

MANAGEMENT	23
Manager of Managers	24

FUND SERVICE PROVIDERS	25

YOUR ACCOUNT	25
Sales Charges	25
Sales Charge Reductions and Waivers	26
Buying Shares	27
Investor Services	29
Selling Shares	30
Account Policies	32
Shareholder Inquiries and Mailings	36

FINANCIAL HIGHLIGHTS	36

ADDITIONAL INFORMATION	42
Annual/Semiannual Report to Shareholders	42
Statement of Additional Information (SAI)	42

VIKING TAX-FREE FUND FOR MONTANA—SUMMARY

Investment Objective

The Fund seeks the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 25 of the Fund's prospectus and "Buying and Selling Shares" on page 45 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)(1)	1.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	____%
Acquired Fund Fees and Expenses(2)	____%
Total Annual Fund Operating Expenses	____%
Fee Waivers and Expense Reimbursements(3)	____%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.07%

__________________________________

(1)

Investments for which the initial sales charge was waived and your investment representative was paid a commission will be subject to a limited contingent deferred sales charge of 1.50% for redemptions within 1 year of purchase.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(3)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from April 30, 2010 through April 29, 2011 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding extraordinary and non-recurring expenses and Acquired Fund Fees and Expenses) do not exceed 1.07% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 29, 2011 with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. It shows costs whether you redeemed all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.14% of the average value of its portfolio.

Principal Investment Strategies

>To pursue its objective, the Fund normally invests:

•

at least 80% of its net assets (including any borrowing for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;

•

at least 80% of its net assets (including any borrowing for investment purposes) in municipal securities that pay interest free from Montana personal income taxes, although the Fund tries to invest all of its assets in these securities.

Municipal securities are debt obligations issued by state or local government entities to fund various public projects, including, but not limited to, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include:

•	to refund outstanding obligations;

•	to obtain funds for general operating expenses;

•	to obtain funds to loan to other public institutions and facilities.

The two general classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund's portfolio by selecting securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. When a security no longer meets the Fund's investment criteria, the investment manager will consider selling it.

The Fund may invest up to 30% of its net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), the interest on which is exempt from federal and Montana personal income taxes. The Fund may invest up to 20% of its net assets in private activity bonds, the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation or pollution control. Economic, business, political or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated investment grade (BBB- or higher) at the time of purchase by a nationally recognized statistical rating service such as Standard and Poor's or Moody's Investors Service, Inc. or are of comparable quality as determined by the Fund's investment manager.

Under normal circumstances, the Fund will maintain an average stated maturity at between eight and twenty-two years.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents. During such times, the Fund may be unable to pursue its investment objective. In addition, these short-term investments may be taxable.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Similarly, when the value of the Fund's investments goes up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified Fund. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Single-state Fund. Because the Fund focuses its investments in the municipal securities of Montana, adverse economic, political or regulatory occurrences in Montana will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. Montana's economy is based primarily on agriculture, tourism, energy, mining and the processing of minerals and agricultural/forest products. Specific issues may arise pertaining to these sectors that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Maturity. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Even securities supported by credit enhancements have the credit risk of the entity providing the credit support. Changes in the credit quality of the credit provider could affect the value of the security and the Fund's share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund's investment manager will determine which rating it believes best reflects the security's quality and risk at that time.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds.

Tax Risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com/documents or by calling 800-276-1262.

The bar chart below shows the variability of the Fund's performance from year to year. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Per Share Total Return per Calendar Year (bar chart)

2000	10.23%
2001	4.48%
2002	9.90%
2003	4.45%
2004	4.05%
2005	1.96%
2006	4.15%
2007	2.96%
2008	-4.66%
2009	11.97%

During the ten-year period shown in the bar chart, the highest return for a quarter was 6.39% (quarter ended September 30, 2009) and the lowest return for a quarter was -2.62% (quarter ended December 31, 2008).

The table below shows the Fund's average annual returns for 1, 5 and 10 years, and since inception, and how they compare with those of a broad measure of market performance. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here, and after-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

	Average Annual Total Returns(1) (for the periods ended December 31, 2009)
	1 Year	5 Years	10 Years	Since Inception (August 3, 1999)

Return Before Taxes	7.72%	2.35%	4.45%	3.83%
Return After Taxes
On Distributions	7.72%	2.35%	4.44%	3.82%
On Distributions and Sale of Fund Shares	7.17%	2.56%	4.44%	3.88%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	12.91%	4.32%	5.75%	5.36%

(1)

In 2005, the previous initial maximum sales charge of 4.50% was reduced to 3.75%. The average annual returns in the table have been calculated as if the sales charge was 3.75% for the entire length of each period shown in the table.

Management

Investment Adviser

Viking Fund Management, LLC is the Fund's investment adviser.

Portfolio Managers

Shannon D. Radke, President of Viking Fund Management, LLC, has served as the Fund's portfolio manager since its inception in August 1999. Monte Avery, Senior Portfolio Manager, will begin serving as the Fund's co-portfolio manager in May 2010.

Purchase and Sale of Fund Shares

You may purchase, redeem, or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem, or exchange shares of the Fund either through a financial advisor or directly from the Fund. Minimum investments are described below:

Minimum Investments	Initial	Additional
Regular Accounts	$500	$25
UGMA/UTMA Accounts	$250	$25
IRAs, Roth IRAs, SEP IRAs, Simple IRAs or IRA rollovers	$250	$25
Retirement Accounts (other than IRAs, Roth IRAs, SEP IRAs, Simple IRAs or IRA rollovers)	$25	$25
Automatic Investment Plan	$25	$25

You may contact the Fund's transfer agent, Integrity Fund Services, LLC, by mail at PO Box 759, Minot, ND 58702, or by calling 800-601-5593.

Tax Information

Distributions of the Fund's net interest income from tax-exempt securities are generally expected to be exempt from regular federal income tax; however, distributions derived from interest paid on certain "private activity bonds" may be subject to the federal alternative minimum tax. In addition, a portion of the Fund's distributions may be taxable as ordinary income or capital gains. The Fund's distributions may also be subject to state and local taxes. The tax treatment of distributions is the same whether you reinvest them in additional Fund shares or receive them in cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

VIKING TAX-FREE FUND FOR NORTH DAKOTA—SUMMARY

Investment Objective

The Fund seeks the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 25 of the Fund's prospectus and "Buying and Selling Shares" on page 45 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)(1)	1.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	____%
Acquired Fund Fees and Expenses(2)	____%
Total Annual Fund Operating Expenses	____%
Fee Waivers and Expense Reimbursements(3)	____%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.07%

__________________________________

(1)

Investments for which the initial sales charge was waived and your investment representative was paid a commission will be subject to a limited contingent deferred sales charge of 1.50% for redemptions within 1 year of purchase.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(3)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from April 30, 2010 through April 29, 2011 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding extraordinary and non-recurring expenses and Acquired Fund Fees and Expenses) do not exceed 1.07%% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 29, 2011 with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. It shows costs whether you redeemed all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52.28% of the average value of its portfolio.

Principal Investment Strategies

To pursue its objective, the Fund normally invests:

•

at least 80% of its net assets (including any borrowing for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;

•

at least 80% of its net assets (including any borrowing for investment purposes) in municipal securities that pay interest free from North Dakota personal income taxes, although the Fund tries to invest all of its assets in these securities.

Municipal securities are debt obligations issued by state or local government entities to fund various public projects, including, but not limited to, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include:

•	to refund outstanding obligations;

•	to obtain funds for general operating expenses;

•	to obtain funds to loan to other public institutions and facilities.

The two general classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund's portfolio by selecting securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. When a security no longer meets the Fund's investment criteria, the investment manager will consider selling it.

The Fund may invest up to 30% of its net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), the interest on which is exempt from federal and North Dakota personal income taxes. The Fund may invest up to 20% of its net assets in private activity bonds, the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation or pollution control. Economic, business, political or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated investment grade (BBB- or higher) at the time of purchase by a nationally recognized statistical rating service such as Standard and Poor's or Moody's Investors Service, Inc. or are of comparable quality as determined by the Fund's investment manager.

Under normal circumstances, the Fund will maintain an average stated maturity at between eight and twenty-two years.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents. During such times, the Fund may be unable to pursue its investment objective. In addition, these short-term investments may be taxable.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Similarly, when the value of the Fund's investments goes up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified Fund. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Single-state Fund. Because the Fund focuses its investments in the municipal securities of North Dakota, adverse economic, political or regulatory occurrences in North Dakota will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. North Dakota's economy is based primarily on agriculture, mining and energy. Specific issues may arise pertaining to these sectors that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Maturity. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Even securities supported by credit enhancements have the credit risk of the entity providing the credit support. Changes in the credit quality of the credit provider could affect the value of the security and the Fund's share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund's investment manager will determine which rating it believes best reflects the security's quality and risk at that time.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds.

Tax Risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com/documents or by calling 800-276-1262.

The bar chart below shows the variability of the Fund's performance from year to year. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Per Share Total Return per Calendar Year (bar chart)

2000	11.30%
2001	3.26%
2002	10.07%
2003	4.60%
2004	3.76%
2005	2.24%
2006	4.77%
2007	2.77%
2008	-4.89%
2009	13.77%

During the ten-year period shown in the bar chart, the highest return for a quarter was 6.38% (quarter ended September 30, 2009) and the lowest return for a quarter was -2.86% (quarter ended September 30, 2008).

The table below shows the Fund's average annual returns for 1, 5 and 10 years, and since inception, how they compare with those of a broad measure of market performance. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here, and after-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

	Average Annual Total Returns(1) (for the periods ended December 31, 2009)
	1 Year	5 Years	10 Years	Since Inception (August 3, 1999)

Return Before Taxes	9.50%	2.77%	4.65%	4.10%
Return After Taxes
On Distributions	9.50%	2.77%	4.65%	4.10%
On Distributions and Sale of Fund Shares	8.69%	2.93%	4.62%	4.13%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	12.91%	4.32%	5.75%	5.36%

(1)

In 2005, the previous initial maximum sales charge of 4.50% was reduced to 3.75%. The average annual returns in the table have been calculated as if the sales charge was 3.75% for the entire length of each period shown in the table.

Management

Investment Adviser

Viking Fund Management, LLC is the Fund's investment adviser.

Portfolio Managers

Shannon D. Radke, President of Viking Fund Management, LLC, has served as the Fund's portfolio manager since its inception in August 1999. Monte Avery, Senior Portfolio Manager, will begin serving as the Fund's co-portfolio manager in May 2010.

Purchase and Sale of Fund Shares

You may purchase, redeem, or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem, or exchange shares of the Fund either through a financial advisor or directly from the Fund. Minimum investments are described below:

Minimum Investments	Initial	Additional
Regular Accounts	$500	$25
UGMA/UTMA Accounts	$250	$25
IRAs, Roth IRAs, SEP IRAs, Simple IRAs or IRA rollovers	$250	$25
Retirement Accounts (other than IRAs, Roth IRAs, SEP IRAs, Simple IRAs or IRA rollovers)	$25	$25
Automatic Investment Plan	$25	$25

You may contact the Fund's transfer agent, Integrity Fund Services, LLC, by mail at PO Box 759, Minot, ND 58702, or by calling 800-601-5593.

Tax Information

Distributions of the Fund's net interest income from tax-exempt securities are generally expected to be exempt from regular federal income tax; however, distributions derived from interest paid on certain "private activity bonds" may be subject to the federal alternative minimum tax. In addition, a portion of the Fund's distributions may be taxable as ordinary income or capital gains. The Fund's distributions may also be subject to state and local taxes. The tax treatment of distributions is the same whether you reinvest them in additional Fund shares or receive them in cash. /p>

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

VIKING LARGE-CAP VALUE FUND—SUMMARY

Investment Objective

The Fund seeks long-term total return and capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 25 of the Fund's prospectus and "Buying and Selling Shares" on page 45 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)(1)	1.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	____%
Acquired Fund Fees and Expenses(2)	____%
Total Annual Fund Operating Expenses	____%
Fee Waivers and Expense Reimbursements(3)	____%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.45%

__________________________________

(1)

Investments for which the initial sales charge was waived and your investment representative was paid a commission will be subject to a limited contingent deferred sales charge of 1.50% for redemptions within 1 year of purchase.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(3)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from April 30, 2010 through April 29, 2011 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding extraordinary and non-recurring expenses and Acquired Fund Fees and Expenses) do not exceed 1.45% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 29, 2011 with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. It shows costs whether you redeemed all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34.85% of the average value of its portfolio.

Principal Investment Strategies

To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowing for investment purposes) in equity securities of large-capitalization companies. The Fund currently defines large-cap companies as companies with total market capitalization of at least $3 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a company's securities after it has fallen below $3 billion.

The Fund invests primarily in the equity securities of U.S. companies that are leaders in their industries. Equity securities generally entitle the holder to participate in a company's operating results. These include common stocks and preferred stocks. The Fund's Portfolio Management Team ("Team") invests the Fund's assets by pursuing a value-oriented strategy. The strategy begins with a screening process that seeks to identify companies whose stocks sell at below average price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples, but whose earnings growth rates are above average. Favored are high quality companies, those with dominant and growing business franchises, strong balance sheets and predictable cash flows. The Team attempts to discern situations where intrinsic asset values are not widely recognized. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. Although the Team employs a disciplined "bottom-up" approach to identify undervalued stocks, it is sensitive to emerging trends in different economic sectors. The Team will consider selling a security if its valuation target is achieved or if its business fundamentals have deteriorated.

The Fund may invest up to 20% of its net assets in sponsored American Depositary Receipts ("ADRs"). ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents. During such times, the Fund may be unable to pursue its investment objective.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Similarly, when the value of the Fund's investments goes up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Stock market volatility. While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Securities of foreign issuers. Although they may add diversification, investments in U.S. dollar-denominated securities of foreign issuers, such as ADRs, can be riskier, due to political instability, less government supervision, less regulation, less publicly available information and lack of uniform accounting standards.

Issuer-specific changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy. The Team's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective. With a value approach, there is also the risk that the stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com/documents or by calling 800-276-1262.

The bar chart below shows the variability of the Fund's performance from year to year. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Per Share Total Return per Calendar Year (bar chart)

2000	12.67%
2001	-2.73%
2002	-23.08%
2003	23.42%
2004	8.63%
2005	7.76%
2006	15.58%
2007	11.52%
2008	-40.41%
2009	19.17%

During the ten-year period shown in the bar chart, the highest return for a quarter was 17.44% (quarter ended June 30, 2009) and the lowest return for a quarter was -25.85%% (quarter ended December 31, 2008).

The table below shows the Fund's average annual returns for 1, 5 and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here, and after-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

	Average Annual Total Returns(1) (for the periods ended December 31, 2009)
	1 Year	5 Years	10 Years	Since Inception (August 3, 1999)

Return Before Taxes	12.98%	-1.34%	0.55%	0.46%
Return After Taxes
On Distributions	12.55%	-1.90%	0.17%	0.09%
On Distributions and Sale of Fund Shares	11.03%	-1.05%	0.46%	0.38%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	19.69%	-0.25%	2.47%	2.22%

Management

Investment Adviser

Viking Fund Management, LLC is the Fund's investment adviser.

Sub-Adviser

Fox Asset Management LLC ("Fox") is the Fund's investment sub-adviser.

Portfolio Managers

The following table lists the persons responsible for the day-to-day management of the Fund's portfolio:

Employee	Length of Service to Fund	Title
William E. Dodge (Lead Portfolio Manager)		President, Chief Executive Officer and Chief Investment Officer of Fox
Bradley S. Daniels		Managing Director and Director of Research of Fox
J. Bradley Ohlmuller		Principal of Fox

Purchase and Sale of Fund Shares

You may purchase, redeem, or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem, or exchange shares of the Fund either through a financial advisor or directly from the Fund. Minimum investments are described below:

Minimum Investments	Initial	Additional
Regular Accounts	$500	$25
UGMA/UTMA Accounts	$250	$25
IRAs, Roth IRAs, SEP IRAs, Simple IRAs or IRA rollovers	$250	$25
Retirement Accounts (other than IRAs, Roth IRAs, SEP IRAs, Simple IRAs or IRA rollovers)	$25	$25
Automatic Investment Plan	$25	$25

You may contact the Fund's transfer agent, Integrity Fund Services, LLC, by mail at PO Box 759, Minot, ND 58702, or by calling 800-601-5593.

Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains (whether you reinvest your distributions in additional Fund shares or receive them in cash). In addition to being subject to federal income taxes, the Fund's distributions may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

VIKING SMALL-CAP VALUE FUND—SUMMARY

Investment Objective

The Fund seeks long-term total return and capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 25 of the Fund's prospectus and "Buying and Selling Shares" on page 45 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)(1)	1.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	____%
Acquired Fund Fees and Expenses(2)	____%
Total Annual Fund Operating Expenses	____%
Fee Waivers and Expense Reimbursements(3)	____%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.65%

__________________________________

(1)

Investments for which the initial sales charge was waived and your investment representative was paid a commission will be subject to a limited contingent deferred sales charge of 1.50% for redemptions within 1 year of purchase.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(3)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from April 30, 2010 through April 29, 2011 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding extraordinary and non-recurring expenses and Acquired Fund Fees and Expenses) do not exceed 1.65% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 29, 2011 with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. It shows costs whether you redeemed all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54.74% of the average value of its portfolio.

Principal Investment Strategies

To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowing for investment purposes) in equity securities of small-capitalization companies. The Fund currently defines small-cap companies as companies with total market capitalization of no more than $3 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a company's securities after it has grown beyond $3 billion.

The Fund invests primarily in the equity securities of U.S. companies that are dominant in their respective industry niches. Equity securities generally entitle the holder to participate in a company's operating results. These include common stocks and preferred stocks. The Fund's Portfolio Management Team ("Team") invests the Fund's assets by pursuing a value-oriented strategy. The strategy begins with a screening process that seeks to identify companies whose stocks sell at below average price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples but whose earnings growth rates are above average. Favored are high quality companies, those with dominant and growing business franchises, strong balance sheets and predictable cash flows. The Team attempts to discern situations where intrinsic asset values are not widely recognized. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. Although the Team employs a disciplined "bottom-up" approach to identify undervalued stocks, it is sensitive to emerging trends in different economic sectors. The Team will consider selling a security if its valuation target is achieved or if its business fundamentals have deteriorated.

The Fund may invest up to 20% of its net assets in sponsored American Depositary Receipts ("ADRs"). ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents. During such times, the Fund may be unable to pursue its investment objective.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Similarly, when the value of the Fund's investments goes up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Stock market volatility. While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Small-cap stock risk. Small company stocks may present greater opportunities for capital appreciation, but tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news.

Securities of foreign issuers. Although they may add diversification, investments in U.S. dollar-denominated securities of foreign issuers, such as ADRs, can be riskier, due to political instability, less government supervision, less regulation, less publicly available information and lack of uniform accounting standards.

Issuer-specific changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy. The Team's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective. With a value approach, there is also the risk that the stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com/documents or by calling 800-276-1262.

The bar chart below shows the variability of the Fund's performance from year to year. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Per Share Total Return per Calendar Year (bar chart)

2002	-8.87%
2003	32.94%
2004	17.86%
2005	4.18%
2006	14.02%
2007	2.41%
2008	-27.12%
2009	23.82%

During the eight-year period shown in the bar chart, the highest return for a quarter was 18.67% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.97% (quarter ended December 31, 2008).

The table below shows the Fund's average annual returns for 1 and 5 years, and since inception, and how they compare with those of a broad measure of market performance. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here, and after-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

	Average Annual Total Returns(1) (for the periods ended December 31, 2009)
	1 Year	5 Years	Since Inception (May 3, 2001)

Return Before Taxes	17.28%	0.79%	4.96%
Return After Taxes
On Distributions	17.21%	0.27%	4.62%
On Distributions and Sale of Fund Shares	14.69%	0.69%	4.34%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	20.58%	-0.01%	6.35%

Management

Investment Adviser

Viking Fund Management, LLC is the Fund's investment adviser.

Sub-Adviser

Fox Asset Management LLC ("Fox") is the Fund's investment sub-adviser.

Portfolio Managers

The following table lists the persons responsible for the day-to-day management of the Fund's portfolio:

Employee	Length of Service to Fund	Title
Gregory Greene (Lead Portfolio Manager)		Managing Director of Fox
Robert J. Milmore		Vice President of Fox
J. Bradley Ohlmuller		Principal of Fox

Purchase and Sale of Fund Shares

You may purchase, redeem, or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem, or exchange shares of the Fund either through a financial advisor or directly from the Fund. Minimum investments are described below:

Minimum Investments	Initial	Additional
Regular Accounts	$500	$25
UGMA/UTMA Accounts	$250	$25
IRAs, Roth IRAs, SEP IRAs, Simple IRAs or IRA rollovers	$250	$25
Retirement Accounts (other than IRAs, Roth IRAs, SEP IRAs, Simple IRAs or IRA rollovers)	$25	$25
Automatic Investment Plan	$25	$25

You may contact the Fund's transfer agent, Integrity Fund Services, LLC, by mail at PO Box 759, Minot, ND 58702, or by calling 800-601-5593.

Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains (whether you reinvest your distributions in additional Fund shares or receive them in cash). In addition to being subject to federal income taxes, the Fund's distributions may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objectives

Each Fund's investment objective is fundamental, which means the objective may not be changed without shareholder approval.

Portfolio Holdings

The Funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the Funds. A description of these policies and procedures is provided in the Statement of Additional Information ("SAI").

DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions

Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a "Tax-Free Fund") each declares daily dividends from its net investment income. Net investment income consists of all interest income earned on portfolio assets less all Fund expenses. Income dividends are distributed monthly and net realized capital gains, if any, are distributed annually.

Viking Large-Cap Value Fund ("Large-Cap Fund") and Viking Small-Cap Value Fund ("Small-Cap Fund") each intend to pay a dividend at least annually representing substantially all of its net investment income. Net capital gains, if any, also may be distributed annually by each Fund.

To receive a dividend or other distribution, you must be a shareholder on the record date. The record dates for the Funds' distributions will vary. The amount of the Funds' distributions will vary, and there is no guarantee each Fund will pay distributions.

Income dividends and capital gain distributions, if any, of each Fund will be credited to shareholder accounts in full and fractional shares of the Fund at the net asset value on the reinvestment date, except that, on written request to Integrity Fund Services, LLC ("Integrity Fund Services" or the "Transfer Agent") or if specified on the application, a shareholder may choose to have dividends or capital gain distributions or both paid in cash.

Distributions of a Fund that are reinvested will normally be reinvested in shares of that Fund. However, by writing to the Transfer Agent, you may choose to have distributions of a Fund invested in shares of another fund in the Integrity/Viking fund family (an "Integrity/Viking Fund") at the net asset value of that Fund. To use this privilege, you must maintain a minimum account value of $1,000 in the Fund making the distribution. A Fund will reinvest distribution checks (and future distributions) in shares of that Fund if checks are returned as undeliverable. Distributions, whether received in cash or reinvested, may be subject to federal income tax. No interest will accrue on amounts represented by uncashed distribution checks.

Taxes

[To be updated]

This section summarizes some of the main U.S. federal income tax consequences of owning shares of a Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. Because certain of the Funds invest primarily in municipal securities from a particular state, the regular monthly dividends payable from the net tax-exempt interest earned from such municipal securities that you, as a taxpayer in that state, receive, are generally expected to be exempt from regular federal income tax and, subject to the provisions of that state's tax law, the regular personal income tax of that state. This section, however, does not describe your state, local or foreign tax consequences. For more detailed information regarding certain state tax consequences of a Fund investment, see the SAI.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service ("IRS") could disagree with any conclusions set forth in this section. In addition, counsel to the Funds was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be acquired by the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax adviser.

Fund Status

Each Fund intends to qualify as a regulated investment company ("RIC") under the federal tax laws. If a Fund qualifies as a RIC and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions

Except for exempt-interest dividends as described below, Fund distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Fund's distributions into categories. With respect to the Viking Tax-Free Fund for Montana and the Viking Tax-Free Fund for North Dakota (collectively, the "Tax-Free Funds"), the statement will separate the distributions into three categories: ordinary income distributions, capital gains dividends and exempt-interest dividends. With respect to the Viking Large-Cap Value Fund and the Viking Small-Cap Value Fund (the "Taxable Funds"), the statement will separate the distributions into two categories: ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Funds may be taxed at the capital gains tax rates. The Tax-Free Funds intend to distribute dividends that qualify as "exempt-interest dividends," which generally are excluded from your gross income for federal income tax purposes. Distributions of the Funds' interest income on certain private activity bonds may be an item of tax preference for purposes of the alternative minimum tax applicable to individuals and corporations. Distributions of net income from tax-exempt obligations may be included in "adjusted current earnings" of corporations for alternative minimum tax purposes. Some or all of the exempt-interest dividends may have other tax consequences (e.g., they may affect the amount of your social security benefits that are taxed), and income exempt from federal tax may be subject to state and local tax. Although the Funds do not seek to realize taxable income or capital gains, the Funds may realize and distribute taxable ordinary income or capital gains as a result of their normal investment activities. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Funds may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from your Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from a Fund because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by a Fund from certain corporations may be designated by the Fund as being eligible for the dividends received deduction.

Sale or Redemption of Shares

If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares. Further, if you hold your shares in a Tax-Free Fund for six months or less, any loss incurred by you related to the disposition of such a share will be disallowed to the extent of the exempt-interest dividends you received.

Capital Gains and Losses and Certain Ordinary Income Dividends

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years beginning before January 1, 2011. A portion of the capital gains dividends from the Funds may be subject to a 25% tax rate. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from a Tax-Free Fund and sell your share at a loss after holding it for six months or less, the loss will be disallowed to the extent of the exempt-interest dividends you received. To the extent, if any, it is not disallowed, it will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. If you receive a capital gain dividend from a Taxable Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a Fund may be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from RICs generally apply to taxable years beginning before January 1, 2011. Each Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

In-Kind Distributions

Under certain circumstances, you may receive an in-kind distribution of Fund securities when you redeem shares or when your Fund terminates. This distribution will be treated as a sale for federal income tax purposes and you will generally recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received. The IRS could, however, assert that a loss could not be currently deducted.

Exchanges

If you exchange shares of your Fund for shares of another fund, the exchange would generally be considered a sale for federal income tax purposes, and any gain on the transaction may be subject to federal income tax.

Deductibility of Fund Expenses

Expenses incurred and deducted by your Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income. Further, because the Tax-Free Funds pay exempt-interest dividends, which are treated as exempt interest for federal income tax purposes, you will not be able to deduct some of your interest expense for debt that you incur or continue to purchase or carry your shares.

Buying Shares Close to a Record Date

Buying Fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

Foreign Tax Credit

If a Fund invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

Investments in Certain Foreign Corporations

If a Fund holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs will not be treated as qualified dividend income.

Foreign Investors

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident, or a U.S. corporation, partnership, estate, or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Funds will be characterized as dividends for federal income tax purposes (other than dividends which the Funds designate as capital gain dividends) and, other than exempt-interest dividends, will be subject to U.S. income taxes (including withholding taxes) subject to certain exceptions described below. However, distributions received by a foreign investor from the Funds that are properly designated by the Funds as capital gain dividends may not be subject to U.S. federal income taxes (including withholding taxes) provided that the Funds make certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of the Funds beginning prior to 2010, distributions from a Fund that are properly designated by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that the Fund makes certain elections and certain other conditions are met.

MANAGEMENT

The Board of Trustees has overall responsibility for the management of the Funds. Viking Fund Management, LLC ("Viking Management" or "investment manager"), PO Box 500, Minot, North Dakota 58702, is the Funds' investment manager. Since July 31, 2009, Viking Management has been a wholly-owned subsidiary of Corridor Investors, LLC ("Corridor"), a North Dakota limited liability company that was organized in January 2009.

The Funds have retained Viking Management to provide the Funds with investment advice and portfolio management. Viking Management has acted as each Fund's investment manager since its inception. Since August 1, 2009, Viking Management has also acted as investment manager to Integrity Managed Portfolios, Integrity Fund of Funds, Inc. and The Integrity Funds (the other funds in the Integrity/Viking fund family). Mr. Shannon D. Radke, lead portfolio manager, has been responsible for managing the Tax-Free Funds' portfolios on a day-to-day basis since the Funds' inception and is a Governor and President of Viking Management and a Governor of Corridor. Mr. Radke holds a Bachelor of Business Administration degree in Banking and Finance from the University of North Dakota. He has been engaged in the securities business since 1988 as a broker and as operations manager and later as chief operating officer of an unrelated investment advisory firm. Mr. Radke was a founder of Viking Management in September 1998. In May 2010, Mr. Monte Avery began co-managing the Funds' portfolios with Mr. Radke. Mr. Avery was previously an employee of Integrity Money Management and, since August 1, 2009, has been an employee of Viking Management. Mr. Avery started in the securities business with PaineWebber in 1981 as a retail broker, transferring to Dean Witter in 1982. In 1988, Mr. Avery joined Bremer Bank, N.A. (Minot, ND) to help start its Invest Center. He transferred back to Dean Witter in 1993, where he remained until he joined Integrity Mutual Funds, Inc. in 1995. Since that time, Mr. Avery has served as a portfolio manager to various funds currently advised by Viking Management and previously advised by Integrity Money Management, Inc.

For the twelve months ended December 31, 2009, each Fund paid Viking Management advisory fees as follows: Tax-Free Fund for Montana paid ____% as a percentage of average net assets, Tax-Free Fund for North Dakota paid ____% as a percentage of average net assets, Large-Cap Value Fund paid ____% as a percentage of average net assets and Small-Cap Value Fund paid ____% as a percentage of average net assets. These amounts reflect certain waivers of fees and reimbursements of expenses by Viking Management described below.

With respect to each Tax-Free Fund, Viking Management contractually agreed to waive its fees or reimburse the Fund for its expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) through August 1, 2009 so that the Fund's total operating expenses during this period would not exceed 0.85% of its average daily net assets on an annual basis. From August 1, 2009 through April 29, 2010, Viking Management contractually agreed to waive its fees or reimburse each Tax-Free Fund for its expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), so that the Fund's total annual operating expenses during this period would not exceed 1.07% of its average daily net assets; the fees and expenses of acquired funds were excluded for purposes of this agreement.

With respect to the Large-Cap Fund, Viking Management contractually agreed to waive its fees or reimburse the Fund for its expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) through August 1, 2009 so that the Fund's total operating expenses during this period would not exceed 1.20% of its average daily net assets on an annual basis. From August 1, 2009 until April 29, 2010, Viking Management voluntarily agreed to waive its fees or reimburse the Fund for its expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), so that the Fund's total operating expenses during this period would not exceed 1.35% of its average daily net assets on an annual basis.

With respect to the Small-Cap Fund, Viking Management contractually agreed to waive its fees or reimburse the Fund for its expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) through August 1, 2009 so that the Fund's total operating expenses during this period would not exceed 1.50% of its average daily net assets on an annual basis. From August 1, 2009 until April 29, 2010, Viking Management voluntarily agreed to waive its fees or reimburse the Fund for its expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), so that the Fund's total operating expenses during this period would not exceed 1.65% of its average daily net assets on an annual basis.

Under a sub-advisory agreement between Fox Asset Management LLC ("Fox") and the investment manager, Fox provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of Viking Management. Fox is a subsidiary of Eaton Vance Corp. and is located at 331 Newman Springs Road, Suite 122, Red Bank, New Jersey, 07701. As of December 31, 2009, Fox managed assets of $2.15 billion for employee benefit plans, endowments, foundations, wrap fee programs and other institutional investors. Fox provides its services to the Large-Cap Fund under a multiple-manager, Portfolio Management Team ("Team"). The Team currently consists of three senior portfolio managers with combined securities industry experience of 74 years. Mr. William E. Dodge, CFA, Lead Portfolio Manager, who joined Fox in 2005, serves as the Chief Executive Officer and Chief Investment Officer of Fox. Prior to joining Fox, Mr. Dodge was with Nine Gates Capital Management, an investment firm he founded in 2003. From 1999 to 2002, he was President and Chief Investment Officer of Delaware Investment Advisers, Inc. Mr. Bradley S. Daniels, CFA, Managing Director and Director of Research, joined Fox in 2006. From May 2004 until 2006, Mr. Daniels was a Senior Equity Analyst at Rorer Asset Management. Previously he worked at Schlarbaum Capital Management LP and Miller Anderson & Sherrerd/Morgan Stanley. Mr. J. Bradley Ohlmuller, CFA, who joined Fox in 2004, serves as a Principal of Fox. From 2001 to 2004, Mr. Ohlmuller served as Vice President and Research Analyst at Goldman Sachs. Fox has served as sub-adviser to the Large-Cap Fund since the Fund's inception. As compensation for its services provided to the Large-Cap Fund, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets of up to $25 million and 0.35% to the Fund's daily net assets in excess of $25 million.

Fox provides its services to the Small-Cap Fund under a multiple manager, Portfolio Management Team ("Team"). The Team currently consists of three senior portfolio managers with combined securities industry experience of 50 years. Mr. Gregory Greene, CFA, serves as Lead Portfolio Manager for the Small-Cap Fund. Mr. Greene, who joined Fox in 1998, serves as Managing Director at Fox, and as a member of the Mid-Cap Management Team at Fox which he founded in 2001. Mr. J. Bradley Ohlmuller, CFA, who joined Fox in 2004, serves as a Principal of Fox. From 2001 to 2004, Mr. Ohlmuller served as Vice President and Research Analyst at Goldman Sachs. Mr. Robert J. Milmore, CFA, who joined Fox in 2005, is a Vice President at Fox. He was formerly a Manager of International Treasury at Cendant Corporation, Vice President and Senior Equity analyst at Arnhold & S. Bleichroder and Morgan Stanley Dean Witter. Fox has served as sub-adviser to the Small-Cap Fund since the Fund's inception. As compensation for its services to the Fund, Viking Management pays Fox monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets of up to $5 million, 0.45% to the Fund's daily net assets on the next $10 million, 0.50% to the Fund's daily net assets on the next $10 million, 0.55% to the Fund's daily net assets on the next $10 million, and 0.60% to the Fund's daily net assets on the next $60 million; the fee is negotiable above $100 million.

A discussion regarding the basis for the Board of Trustees' approval of the advisory and sub-advisory agreements is available in the Trust's annual report to shareholders for the one-year period ended December 31, 2009.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Manager of Managers

Under the advisory agreement between Viking Management and the Funds, Viking Management is authorized, at its own cost and expense, to enter into a sub-advisory agreement with a sub-adviser with respect to the respective Fund. If an investment adviser delegates portfolio management duties to a sub-adviser, the Investment Company Act of 1940 (the "1940 Act") generally requires that the sub-advisory agreement between the adviser and the sub-adviser be approved by the Board and by Fund shareholders. Specifically, Section 15 of the 1940 Act, in relevant part, makes it unlawful for any person to act as an investment adviser (including as a sub-adviser) to a mutual fund, except pursuant to a written contract that has been approved by shareholders.

At a meeting of the shareholders of the Funds held on June 29, 2009, shareholders of each Fund approved a "manager-of-managers" structure for their Fund. A manager-of-managers structure would generally permit Viking Management to enter into, and materially amend, sub-advisory agreements with any unaffiliated sub-advisers retained by Viking Management subject to approval by the Board, but WITHOUT obtaining shareholder approval. However, the structure will not be implemented until relief permitting such a structure is provided by the Securities and Exchange Commission ("SEC"). Unless necessary relief is provided by an exemptive rule in the future, the Funds will need to apply to the SEC for exemptive relief and obtain an order. The Funds intend to apply for exemptive relief and obtain an order so that the manager-of-managers structure may be implemented for each Fund.

FUND SERVICE PROVIDERS

The custodian of the assets of the Funds is Wells Fargo Bank, N.A., Trust & Custody Solutions, 801 Nicollet Mall, Suite 700, Minneapolis, MN 55479.

Integrity Fund Services, a wholly owned subsidiary of Corridor, is the Funds' transfer agent and accounting and administrative services provider. As such, Integrity Fund Services performs pricing, data processing, accounting, and other administrative services for the operation of the Funds and the maintenance of shareholder accounts.

YOUR ACCOUNT

Sales Charges

When You Invest This Amount	The Sales Charge Makes Up This % Of The Offering Price	Which Equals This % Of Your Investment*

TAX-FREE FUNDS
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.50%	3.63%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and above	NONE	NONE

LARGE-CAP and SMALL-CAP VALUE FUNDS
Less than $50,000	5.25%	5.54%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	3.00%	3.09%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and above	NONE	NONE

*Rounded to nearest one-hundredth percent

Limited Contingent Deferred Sales Charge

Certain investors that purchase Fund shares without a sales charge will have to pay a limited contingent deferred sales charge of 1.50% if they redeem those shares within one year of purchase. Your investment will be subject to this contingent deferred sales charge if:

•	You purchased $1 million or more of Fund shares and the Fund's distributor paid your investment representative a commission;

•	You purchased Fund shares subject to a sales charge waiver, and the Fund's distributor paid your investment representative a commission.

In the case of a partial redemption, the contingent deferred sales charge is calculated as if any shares not subject to the charge are redeemed first and shares subject to the contingent deferred sales charge are then redeemed in the order purchased. The limited contingent deferred sales charge only applies if you redeem these shares within the first year of purchase. The sales charge will be applied as a percentage of the initial purchase amount or the amount of redemption proceeds, whichever is less. You do not pay a contingent deferred sales charge on shares acquired by reinvesting dividends and capital gains.

Distribution and Service (12b-1) Fees

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Funds to pay distribution and other fees of up to 0.25% of average daily net assets per year to those who sell and distribute shares and provide other services to shareholders. Because these fees are paid on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Sub-Accounting Fee

The Funds' administrator may pay certain financial institutions a sub-accounting fee for administration of omnibus accounts or retirement plan accounts. Any such payments would be paid by Integrity Fund Services and would not be an expense of the Funds.

Sales Charge Reductions and Waivers

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

Quantity Discounts

We offer several ways for you to combine your purchases in the Integrity/Viking Funds to take advantage of the lower sales charges for large purchases of shares.

•

Cumulative Quantity Discount—lets you combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in the Integrity/Viking Funds for purposes of calculating the sales charge. You may also combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Your retirement plan accounts, family trust accounts and solely-controlled business accounts may also be included.

•

Letter of Intent (LOI)—expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

In order to be sure you obtain a sales charge discount, you should inform your investment representative or Integrity Fund Services at the time of purchase, of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. The eligible accounts may include accounts held through other financial intermediaries or by related parties such as a spouse, children under the age of 21 and grandchildren under the age of 21.

Please retain any records necessary to substantiate your historical costs because the Funds, the Transfer Agent, and financial intermediaries may not maintain this information.

Reinstatement Privilege

If you sell shares of an Integrity/Viking Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge.

Sales Charge Waivers

Shares may be purchased without an initial sales charge by particular classes of investors, including (i) owners of interests in Corridor and current and former officers, trustees, directors, governors and employees of the Fund, its investment adviser, its principal underwriter or certain affiliated companies, for themselves or for members of their immediate families (as defined in the SAI), or for any company or corporation in which the foregoing persons own a 25% or greater stake; (ii) registered representatives and employees (including their spouses and dependent children) of certain broker-dealers having selling group agreements with Integrity Funds Distributor; (iii) current and former employees of certain entities providing advisory or administrative services to the Fund; (iv) trusts, pension, profit-sharing or other benefit plans for certain of the persons described in (i), (ii) and (iii); (v) purchasers of shares in connection with the acquisition of the assets of or merger or consolidation with another investment company; (vi) investors purchasing through certain fee-based entities; and (vii) certain retirement plans, foundations and endowments. For additional information about available sales charge waivers, call your investment representative or call Integrity Fund Services at 800-601-5593. A list of available sales charge waivers may also be found in the SAI.

Additional Information

The Funds make available, free of charge, more information about sales charges and sales charge reductions and waivers through the Funds' website at www.integrityvikingfunds.com (which includes hyperlinks that facilitate access to this information). Additional information is also available from the SAI or from your investment representative.

Buying Shares

Minimum Investments	Initial	Additional
Regular Accounts	$500	$25
UGMA/UTMA Accounts	$250	$25
IRAs, Roth IRAs, SEP IRAs, Simple IRAs or IRA rollovers	$250	$25
Retirement Accounts (other than IRAs, Roth IRAs, SEP IRAs, Simple IRAs or IRA rollovers)	$25	$25
Automatic Investment Plan	$25	$25

Account Application

If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application.

Customer Identification Procedures

The Funds are required under the USA Patriot Act of 2001 to adopt certain polices and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new account application, you will be required to supply your full name, date of birth, social security number or other taxpayer identification number and permanent street address (not a P.O. Box) to assist in verifying your identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Under certain circumstances, it may be appropriate for the Fund to close or suspend further activity in an account.

How to Buy Shares, Open an Account or Add to an Account

Buying Shares	Opening an Account	Adding to an Account

Through your investment representative	Contact your investment representative.	Contact your investment representative.

By Mail	Make your check payable to the Fund in which you are investing. Mail the check and your signed application to Integrity Fund Services.

Make your check payable to the Fund in which you are investing. Include your account number on the check.

Fill out the deposit slip from your confirmation statement. If you do not have a slip, include a note with your name, the Fund name, and your account number.

Mail the check and deposit slip or note to Integrity Fund Services.

By Wire

Call to receive wire instructions.

Mail your signed application to Integrity Fund Services.

To make a same day wire investment, please call us by 1:00 p.m. central time and make sure your wire arrives by 3:00 p.m.

Call to receive wire instructions. To make a same day wire investment, please call us by 1:00 p.m. central time and make sure your wire arrives by 3:00 p.m.

By Exchange	Call Integrity Fund Services at the number below, or send signed written instructions.	Call Integrity Fund Services at the number below, or send signed written instructions.

Integrity Fund Services, LLC
	Mailing Address: PO Box 759 Minot, ND 58702	For overnight deliveries: 1 Main Street North Minot, ND 58703
Call toll free: 800-601-5593

Investor Services

Automatic Investment Plan

This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. The minimum investment to open an account with an automatic investment plan is $25. To sign up, complete the appropriate section of your account application.

Distribution Options

You may reinvest distributions you receive from a Fund in an existing account of the Fund or another Integrity/Viking Fund. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund.

IRAs

Viking Mutual Funds offers a variety of IRAs for individuals free from any custody fees. Sales charges and operating expenses of the Funds are still applicable. The IRAs require separate applications and their policies and procedures may be different than those described in this prospectus. For more information please call your investment representative or Integrity Fund Services at 800-601-5593.

Telephone Privileges

You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

Exchanging Shares

You may exchange shares for shares of other funds underwritten by Integrity Funds Distributor, LLC. Before requesting an exchange, review the prospectus of the fund you wish to acquire. You will not pay sales charges when exchanging between funds of the same class with identical sales charge schedules. Exchange purchases are subject to the minimum investment requirements of the fund shares purchased. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received.

If you exchange from a fund with a lower initial sales charge than the one into which you are exchanging (or from a fund with no sales charge), you will be required to pay a sales charge equal to the difference between the sales charge of the higher-load fund and the sales charge originally paid with respect to the exchanged shares. If you exchange into shares that are subject to a contingent deferred sales charge, for purposes of calculating the contingent deferred sales charge, your holding period will begin on the date you purchased the shares being exchanged.

For tax purposes, an exchange is a sale of shares and may result in a taxable gain or loss followed by a purchase of shares of the fund into which you exchange. Special rules may apply to determine the amount of gain or loss on an exchange occurring within 90 days after the purchase of the exchanged shares.

The terms of an employee-sponsored retirement plan may affect a shareholder's right to exchange shares as described above. Contact your plan sponsor or administrator to determine if all of the exchange options discussed above are available under your plan.

Exchanges are made upon receipt of a properly completed exchange request form or letter of instruction, both signed by all registered owners. Alternatively, you may make exchanges by telephone by calling Integrity Fund Services at 800-601-5593. The exchange privilege may be changed or discontinued at any time upon 60 days' notice to shareholders.

Systematic Withdrawal Plan

This plan allows you to automatically sell your shares and receive regular payments from your account. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $25. For retirement plans subject to mandatory distribution requirements, the $25 minimum will not apply. To sign up, complete the appropriate section of your application.

Selling Shares

You can sell your shares on any day the New York Stock Exchange is open. Generally, the New York Stock Exchange is closed on weekends, national holidays and Good Friday.

Selling Shares in Writing

Requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the Funds, we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

•	you are selling more than $100,000 worth of shares;

•	you want your proceeds paid to someone who is not a registered owner;

•	you want to send your proceeds somewhere other than the address of record, or pre-authorized bank or brokerage firm account; or

•	you have changed the address on your account by phone within the last 15 days.

Selling Recently Purchased Shares

If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take up to fifteen days. A certified or cashier's check may clear in less time.

Redemption Proceeds

Normally, your redemption check will be sent the next business day after we receive your request in proper form, but Viking Mutual Funds may take up to seven days if making immediate payment would adversely affect the Fund. We are not able to receive or pay out cash in the form of currency.

In addition, a Fund may suspend the right of redemption under the following unusual circumstances:

•	when the New York Stock Exchange is closed (other than for weekends and holidays) or trading is restricted, as determined by the SEC;

•	when an emergency exists as determined by the SEC, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•	during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

In case of any such suspension, you may either withdraw your request for redemption or receive payment based on the net asset value per share next determined after the termination of the suspension.

IRAs

You may need to complete additional forms to sell shares in a Viking Mutual Funds' IRA. For participants under age 59 1/2, tax penalties may apply. Call your investment representative or Integrity Fund Services at 800-601-5593 for details.

How to Sell Shares

Through Your Investment Representative	Contact your investment representative. Please note that your investment representative may charge a processing or service fee.

By Mail

Send written instructions and endorsed share certificates (if you hold share certificates) to Integrity Fund Services. Corporate, partnership or trust accounts may need to send additional documents.

Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

By Phone

As long as your transaction is for $100,000 or less, you do not hold share certificates and you have not changed your address by phone within the last 15 days, you can sell your shares by phone.

A check will be mailed to the name(s) and address on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

By Wire

You can call or write to have redemption proceeds of $1,000 or more wired to a bank or escrow account. See the policies above for selling shares by mail or phone.

Before requesting a wire, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

Requests received in proper form by 3:00 p.m. central time will be wired the next business day.

By Exchange

Obtain a current prospectus for the Fund you are considering.

Call the Transfer Agent at the number below or send signed written instructions. See the policies above for selling shares by mail or phone.

If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.

Integrity Fund Services, LLC
	Mailing address: PO Box 759 Minot, ND 58703	For overnight deliveries: 1 Main Street North Minot, ND 58703

Call toll free: 800-601-5593

Account Policies

Calculating Share Price

The price of a Fund's shares is based on the Fund's net asset value (NAV). Each Fund calculates the NAV per share each business day at the close of trading on the New York Stock Exchange (normally 3:00 p.m. central time). Shares will not be priced on the days on which the New York Stock Exchange is closed for trading. NAV is calculated by dividing a Fund's net assets by the number of its shares outstanding.

Assets for which market quotations are readily available are valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects asset value, assets may be valued at their fair value as determined in good faith and in a method approved by the Board of Trustees. The effect of fair valuation is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by a method approved by the Board of Trustees. Fair value methods are estimates and the use of fair value prices may cause a Fund's NAV to differ from the NAV that would be calculated using other methods of valuation. With respect to any portion of a Fund's assets that are invested in one or more other mutual funds, the Fund's NAV is calculated based upon the NAVs of the mutual funds in which the Fund invests. The prospectuses for these other funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing. Municipal securities are valued by Viking Management using a matrix system which estimates market values from yield data relating to securities with similar characteristics.

Requests to buy and sell shares are processed based on the NAV next calculated after we receive your request in proper form.

Accounts with Low Balances

If the value of your account falls below $250 because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

Statements and Reports

You will receive a confirmation statement for each transaction as well as quarterly account statements. You will also receive the Funds' financial reports every six months.

The dealer or other investment representative of record on your account will also receive statements and other information about your account directly from the Fund.

Joint Accounts

Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship." To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

Market Timing Policy

The Funds are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity (including purchases and sales of Fund shares in response to short-term market fluctuations) that may be harmful to the Funds, including but not limited to market timing. Short-term or excessive trading into and out of a Fund can disrupt portfolio management strategies, harm performance, and increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs. A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as: the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents; the dollar amount, number, and frequency of trades in Fund shares; and other factors. Arbitrage market timing may also be attempted in funds that hold significant investments in securities and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. Each Fund may refuse to sell shares to market timers and will take such other actions necessary to stop excessive or disruptive trading activities, including closing an account to new purchases believed to be held by or for a market timer and as further set out below. The Funds' Board of Trustees has adopted and implemented the following policies and procedures to discourage and prevent market timing or excessive short-term trading in the Funds: (i) trade activity monitoring; (ii) restricting certain transactions; and (iii) using fair value pricing in certain instances. Each of these procedures is described in more detail below.

Although these procedures are designed to discourage excessive short-term trading, none of these procedures alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in a Fund may occur. Moreover, each of these procedures involves judgments that are inherently subjective. Viking Management and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests. The Funds may modify these procedures in response to changing regulatory requirements imposed by the SEC or to enhance the effectiveness of these procedures and to further restrict trading activities by market timers. Although the Funds and their service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated.

Trade Activity Monitoring

The Funds, Viking Management, and their agents monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities and for consistent enforcement of the procedures. If, as a result of this monitoring, a Fund, Viking Management, or one of their agents believes that a shareholder has engaged in excessive short-term trading, the Transfer Agent will, at its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account. The Fund may reject any purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers.

Restrictions on Certain Transactions

In order to prevent market timing, the Funds will impose the following restrictions:

•

the Funds will restrict or refuse purchase or exchange orders, for any reason, by those persons that the Funds or Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or the "Distributor") believes constitute excessive trading;

•	the Funds will reject transactions that violate the Funds' excessive trading policies or their exchange limits;

•	in order to limit excessive exchange activity and otherwise to promote the best interests of the Funds, the Funds will monitor all redemptions that take place within 30 days of purchase; and

•	the Funds will process trades received after 3:00 p.m., Central Time at the next business day's NAV.

However, trades transmitted through National Securities Clearing Corporation ("NSCC") that are received by Integrity Fund Services after 3:00 p.m., Central Time but received by the broker-dealer, bank, or other financial institution transmitting the trade through NSCC before 3:00 p.m., Central Time are processed with the date the trade is received by such financial institution.

Investors are subject to this market timing policy whether a direct shareholder of the Funds or investing indirectly in the Funds through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator, or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains an omnibus account with the Funds for trading on behalf of its customers.

While the Funds will encourage financial intermediaries to apply the market timing trading policy to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity or enforce the market timing trading policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or is difficult to identify because of the omnibus accounts used by those intermediaries for aggregated purchases, exchanges, and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the market timing trading policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might constitute market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds' market timing trading policy. However, under federal securities law, funds are generally required to enter into shareholder information agreements with certain financial intermediaries that hold fund shares in "omnibus accounts" on behalf of others. Pursuant to these arrangements, the financial intermediary agrees to, among other things provide certain information upon fund request about shareholders and transactions in these accounts to help enable funds to enforce restrictions on market timing and similar abusive transactions. The financial intermediary will also execute any instructions from the fund to restrict or prohibit purchases or exchanges by a shareholder the fund has identified as violating its market timing policies.

Fair Value Pricing

The Funds have fair value pricing procedures in place. By fair valuing a security whose price may have been affected (i) by events occurring after the close of trading in its respective market or (ii) by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon their current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interests or other harm to shareholders. Despite best efforts, however, there is an inherent risk that the fair value may be higher or lower than the value a Fund would have received if it had sold the investment.

Additional Policies

Please note that the Funds maintain additional policies and reserve certain rights, including:

•	The Funds may refuse any order to buy shares, including any purchase under the exchange privilege.

•	At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.

•	The Funds may modify or discontinue the exchange privilege on 60 days' notice.

•	The Funds are not available for purchase in every jurisdiction. Please consult your investment representative or Integrity Fund Services concerning the availability of a particular Fund.

•	The Funds reserve the right to satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders.

•	To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

•	The Funds may modify or discontinue the available sales charge reductions and waivers at any time.

•

Integrity Fund Services will charge a $15.00 fee against a shareholder's account for any payment returned for insufficient funds. The shareholder will also be responsible for any losses suffered by the Funds as a result.

Dealer Compensation

Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by the Distributor from sales charges, distribution and service (12b-1) fees and its other resources.

Tax-Free Funds
Commission (%) (as a Percentage of Public Offering Price)
Investment under $50,000	3.00%
$50,000 but under $100,000	2.75%
$100,000 but under $250,000	2.50%
$250,000 but under $500,000	2.00%
$500,000 but under $1,000,000	1.50%
$1,000,000 or more	0.75%
12b-1 fee to dealer	0.20%

Large-Cap and Small-Cap Value Funds
Commission (%) (as a Percentage of Public Offering Price
Investment under $50,000	4.50%
$50,000 but under $100,000	3.75%
$100,000 but under $250,000	3.00%
$250,000 but under $500,000	2.25%
$500,000 but under $1,000,000	1.50%
$1,000,000 or more	1.00%
12b-1 fee to dealer	0.20%

The Distributor or one or more of its affiliates may also from time to time make additional payments, out of their own resources, to certain authorized dealers that sell shares of the funds ("Integrity/Viking funds") distributed by the Distributor in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by authorized dealer firm and, with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Integrity/Viking fund shares and/or total assets of Integrity/Viking funds held by the firm's customers. The level of payments that the Distributor is willing to provide to a particular authorized dealer firm may be affected by, among other factors, the firm's total assets held in and recent investments in Integrity/Viking funds, the firm's level of participation in Integrity/Viking fund sales and marketing programs, the firm's compensation program for its registered representatives who sell Integrity/Viking fund shares and provide services to Integrity/Viking fund shareholders, and the asset class of the Integrity/Viking funds for which these payments are provided. For fiscal year 2009, these payments in the aggregate were approximately ____% to ____% of the assets in the Integrity/Viking funds, although payments to particular authorized dealers can be significantly higher. The SAI contains additional information about these payments, including the names of the dealer firms to which the payments are expected to be made. This compensation is not reflected in the fees and expenses listed in the fee table section of this prospectus.

Shareholder Inquiries and Mailings

All inquiries regarding the Funds should be directed to:
Integrity Funds Distributor, LLC
PO Box 500
Minot, ND 58702
Phone: 800-276-1262

All inquiries regarding account information should be directed to:
Integrity Fund Services, LLC
PO Box 759
Minot, ND 58702
Phone: 800-601-5593

To reduce expenses, the Funds may mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Integrity Funds Distributor at 800-276-1262 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each such Fund (assuming reinvestment of all dividends and distributions).

The information for the Funds for each of their respective fiscal years shown in these tables has been audited by [_______________________], whose reports for the most recent fiscal year, along with the respective Fund's financial statements, are included in the respective Fund's annual report, which is available upon request.

Further information about a Fund's performance is contained in such Fund's latest annual or semi-annual shareholder report. You may obtain a free copy of the respective Fund's latest annual or semi-annual shareholder report upon request from the Fund.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by [______________________], whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

	Viking Tax-Free Fund For Montana
	For the Periods
	01/01/09 through 12/31/09	01/01/08 through 12/31/08	01/01/07 through 12/31/07	01/01/06 through 12/31/06	01/01/05 through 12/31/05
NET ASSET VALUE, BEGINNING OF PERIOD	$	$9.96	$10.06	$10.04	$10.22

Income (loss) From Investment Operations:
Net investment income (loss)	$	$0.39	$0.39	$0.39	$0.38
Net realized and unrealized gain (loss) on investment transactions		(0.84)	(0.10)	0.02	(0.18)
Total From Investment Transactions	$	$(0.45)	$(0.29)	$0.41	$0.20

Less Distributions From:
Net investment income	$	$(0.39)	$(0.39)	$(0.39)	$(0.38)
Net realized gains		0.00	0.00	0.00	0.00
Total Distributions	$	$(0.39)	$(0.39)	$(0.39)	$(0.38)

NET ASSET VALUE, END OF PERIOD	$	$9.12	$9.96	$10.06	$10.04

Total Return[1]		(4.66)%	2.96%	4.15%	1.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$	$10,586	$9,899	$11,084	$12,408
Ratio of net expenses to average net assets		0.85%[2]	0.76%[2]	0.63%[2]	0.55%[2]
Ratio of net investment income to average net assets		4.03%	3.91%	3.87%	3.71%
Portfolio turnover rate		14.34%	26.57%	24.39%	24.59%

1.	Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

2.

[Add description of waiver from 2009 annual report.] For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $________, $25,855, $35,778, $53,771 and $65,270. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been ____%, 1.10%, 1.11%, 1.08% and 1.06% respectively.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by [___________________], whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

	Viking Tax-Free Fund For North Dakota
	For the Periods
	01/01/09 through 12/31/09	01/01/08 through 12/31/08	01/01/07 through 12/31/07	01/01/06 through 12/31/06	01/01/05 through 12/31/05
NET ASSET VALUE, BEGINNING OF PERIOD	$	$10.10	$10.22	$10.14	$10.29

Income (loss) From Investment Operations:
Net investment income (loss)	$	$0.40	$0.40	$0.39	$0.38
Net realized and unrealized gain (loss) on investment transactions		(0.88)	(0.12)	0.08	(0.15)
Total From Investment Transactions	$	$(0.48)	$0.28	$0.47	$0.23

Less Distributions From:
Net investment income		$(0.40)	$(0.40)	$(0.39)	$(0.38)
Net realized gains		0.00	0.00	0.00	0.00
Total Distributions	$	$(0.40)	$(0.40)	$(0.39)	$(0.38)

NET ASSET VALUE, END OF PERIOD	$	$9.22	$10.10	$10.22	$10.14

Total Return[1]		(4.89)%	2.77%	4.77%	2.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$	$5,054	$5,652	$5,876	$6,541
Ratio of net expenses to average net assets		0.85%[2]	0.77%[2]	0.62%[2]	0.52%[2]
Ratio of net investment income to average net assets		4.10%	3.92%	3.86%	3.70%
Portfolio turnover rate		30.91%	28.12%	35.84%	17.61%

1.	Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

2.

[Add description of waiver from 2009 annual report.] For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $________, $19,442, $25,374, $34,667 and $41,214. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been ____%, 1.21%, 1.20%, 1.18% and 1.16% respectively.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by [_____________________], whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

	Viking Large-Cap Value Fund
	For the Periods
	01/01/09 through 12/31/09	01/01/08 through 12/31/08	01/01/07 through 12/31/07	01/01/06 through 12/31/06	01/01/05 through 12/31/05
NET ASSET VALUE, BEGINNING OF PERIOD	$	$13.19	$13.09	$11.64	$10.88

Income (loss) From Investment Operations:
Net investment income (loss)	$	$0.20	$0.27	$0.14	$0.08
Net realized and unrealized gain (loss) on investment transactions		(5.53)	1.24	1.67	0.76
Total From Investment Transactions	$	$(5.33)	$1.51	$1.81	$0.84

Less Distributions From:
Net investment income	$	$(0.20)	$(0.27)	$(0.14)	$(0.08)
Net realized gains		0.00	(1.14)	(0.22)	0.00
Total Distributions	$	$(0.20)	$(1.41)	$(0.36)	$(0.08)

NET ASSET VALUE, END OF PERIOD	$	$7.66	$13.19	$13.09	$11.64

Total Return[1]		(40.41)%	11.52%	15.58%	7.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)		$3,237	$4,840	$4,286	$3,636
Ratio of net expenses to average net assets		1.20%[2]	1.35%[2]	1.35%[2]	1.34%[2]
Ratio of net investment income to average net assets		1.84%	2.01%	1.18%	0.81%
Portfolio turnover rate		61.86%	35.23%	22.53%	37.51%

1.	Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

2.

[Add description of waiver from 2009 annual report.] For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $________, $16,816, $17,059, $17,512 and $15,575. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been ____%, 1.56%, 1.70%, 1.78% and 1.82%, respectively.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by [_____________________], whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

	Viking Small-Cap Value Fund
	For the Periods
	01/01/09 through 12/31/09	01/01/08 through 12/31/08	01/01/07 through 12/31/07	01/01/06 through 12/31/06	01/01/05 through 12/31/05
NET ASSET VALUE, BEGINNING OF PERIOD	$	$14.85	$15.43	$14.32	$14.40

Income (loss) From Investment Operations:
Net investment income (loss)	$	$0.06	$0.02	$0.01	$(0.03)
Net realized and unrealized gain (loss) on investment transactions		(4.09)	0.35	2.00	0.63
Total From Investment Transactions	$	$(4.03)	$0.37	$2.01	$0.60

Less Distributions From:
Net investment income	$	$(0.06)	$(0.02)	$(0.01)	$0.00
Net realized gains		0.00	(0.93)	(0.89)	(0.68)
Total Distributions	$	$(0.06)	$(0.95)	$(0.90)	$(0.68)

NET ASSET VALUE, END OF PERIOD	$	$10.76	$14.85	$15.43	$14.32

Total Return[1]		(27.12)%	2.41%	14.02%	4.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$	$3,119	$3,818	$3,243	$2,509
Ratio of net expenses to average net assets		1.50%[2]	1.65%[2]	1.65%[2]	1.65%[2]
Ratio of net investment income to average net assets		0.47%	0.16%	0.08%	(0.21)%
Portfolio turnover rate		71.46%	46.19%	36.96%	21.93%

1.	Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

2.

[Add description of waiver from 2009 annual report.] For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $________, $17,974, $18,509, $17,847 and $15,661. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been ____%, 1.96%, 2.15%, 2.23% and 2.39% respectively.

VIKING MUTUAL FUNDS

Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund

1 Main Street North • Minot, ND 58703 • 701-852-5292
PO Box 500 • Minot, ND 58702
PO Box 759 • Minot, ND 58702
800-276-1262 • Marketing • Fax 701-838-4902
800-601-5593 • Transfer Agent • Fax 701-852-2548

Investment Manager

Viking Fund Management, LLC
PO Box 500
Minot, ND 58702

Sub-Adviser

(For the Large-Cap Value Fund and Small-Cap Value Fund)

Fox Asset Management LLC
331 Newman Springs Road, Suite 122
Red Bank, NJ 07701

Principal Underwriter

Integrity Funds Distributor, LLC
PO Box 500
Minot, ND 58702

Custodian

Wells Fargo Bank, NA
Trust & Custody Solutions
801 Nicollet Mall, Suite 700
Minneapolis, MN 55479

Transfer Agent

Integrity Fund Services, LLC
PO Box 759
Minot, ND 58702

Independent Accountant

[____________________________]
[____________________________]
[____________________________]

Legal Counsel

Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

ADDITIONAL INFORMATION

You can learn more about each Fund in the following documents:

Annual/Semiannual Report to Shareholders

Includes a discussion of market conditions and Fund strategies that significantly affected the Fund's performance during the reporting period as well as financial statements, portfolio holdings, and the auditor's report.

Statement of Additional Information (SAI)

Contains more information about each Fund, its investments and policies. The SAI is incorporated by reference, so it is legally a part of this prospectus.

For a free copy of the current annual/semi-annual report or the SAI, please contact your investment representative, call us at the number below, or access it from the Funds' website at: www.integrityvikingfunds.com.

Integrity Fund Services, LLC

800-601-5593

You may also call the number above to request other information about the Funds and to make shareholder inquiries.

Information about each Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about each Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-1520.

SEC File No. 811-09277

[Logo]	SUBJECT TO COMPLETION

Statement of Additional Information
April 30, 2010

Viking Mutual Funds

VIKING TAX-FREE FUND FOR MONTANA TICKER: VMTTX

VIKING TAX-FREE FUND FOR NORTH DAKOTA TICKER: VNDTX

VIKING LARGE-CAP VALUE FUND TICKER: VLVAX

VIKING SMALL-CAP VALUE FUND TICKER: VLVAX

Viking Mutual Funds
PO Box 500
Minot, ND 58702
701-852-5292
800-601-5593 • Transfer Agent
800-276-1262 • Marketing

Viking Tax-Free Fund for Montana, Viking Tax-Free Fund for North Dakota, Viking Large-Cap Value Fund and Viking Small-Cap Value Fund (each a "Fund") are mutual funds that offer shares pursuant to a prospectus dated April 30, 2010 ("Prospectus"). This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to the information in the Funds' Prospectus. The Funds' Prospectus, which we may amend from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Funds' Prospectus.

The audited financial statements and auditors' report in Viking Mutual Funds' Annual Report to Shareholders, for the fiscal year ended December 31, 2009, are incorporated by reference into this SAI (are legally a part of this SAI).

For a free copy of the current Prospectus or annual report contact your investment representative, call 800-276-1262 or you may access the Prospectus and semi-annual/annual reports from the Funds' website at www.integrityvikingfunds.com.

Mutual funds:
* are not insured by the FDIC or any other government agency
* have no bank guarantees;
* may lose value, so an investor may lose money

INVESTMENT RESTRICTIONS

The following policies and limitations supplement those set forth in the Prospectus. The Funds have adopted the following restrictions as fundamental policies. This means that any restriction may be changed only if the change is approved, as set forth in the Investment Company Act of 1940, as amended (the "1940 Act") by (i) more than 50% of a Fund's outstanding shares or (ii) 67% or more of a Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The Viking Tax-Free Fund for Montana seeks the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with the preservation of capital. The Fund's investment objective is fundamental. In addition, the Fund has a fundamental policy pursuant to which it invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax.

The Viking Tax-Free Fund for North Dakota seeks the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with the preservation of capital. The Fund's investment objective is fundamental. In addition, the Fund has a fundamental policy pursuant to which it invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax.

Tax-Free Funds

The following fundamental restrictions apply to the Viking Tax-Free Fund for Montana ("Tax-Free Fund for Montana") and the Viking Tax-Free Fund for North Dakota ("Tax-Free Fund for North Dakota") (each a "Tax-Free Fund").

A Tax-Free Fund may not:

(1)

Issue any senior securities, borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

(2)	Buy any securities on margin or sell any securities short.

(3)	Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies.

(4)

Underwrite securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

(5)	Purchase the securities of any issuer which would result in the Fund owning more than 10% of the outstanding voting securities of an issuer.

(6)	Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

(7)

Purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

(8)	Invest in companies for the purpose of exercising control or management.

(9)

Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities, or to tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing.

(10)

Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Fund owns more than 3% of the total voting stock of such investment company; except that the Fund may invest in money market mutual funds to the extent permitted by federal law, including the 1940 Act and rules promulgated thereunder

(11)	Invest in foreign securities.

Large-Cap Fund

The Viking Large-Cap Value Fund seeks long-term total return and capital preservation. The Fund's investment objective is fundamental.

The following fundamental restrictions apply to the Viking Large-Cap Value Fund ("Large-Cap Fund").

The Large-Cap Fund may not:

(1)

Issue any senior securities, borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

(2)	Buy any securities on margin or sell any securities short.

(3)	Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies.

(4)

Underwrite securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

(5)

Invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities or to investments in money market mutual funds.

(6)	Purchase the securities of any issuer which would result in the Fund owning more than 10% of the outstanding voting securities of an issuer.

(7)	Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

(8)	Purchase any securities issued by a corporation which has not been in continuous operation for three years, but such period may include the operation of a predecessor.

(9)

Purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

(10)	Invest in companies for the purpose of exercising control or management.

(11)

Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities.

(12)

Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Fund owns more than 3% of the total voting stock of such investment company; except that the Fund may invest in money market mutual funds to the extent permitted by federal law, including the 1940 Act and rules promulgated thereunder.

(13)	Invest in foreign securities, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depository Receipts (ADRs).

Small-Cap Fund

The Viking Small-Cap Value Fund seeks long-term total return and capital preservation. The Fund's investment objective is fundamental.

The following fundamental restrictions apply to the Viking Small-Cap Value Fund ("Small-Cap Fund").

The Small-Cap Fund may not:

(1)

Issue any senior securities, borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

(2)	Buy any securities on margin or sell any securities short.

(3)	Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies.

(4)

Underwrite securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

(5)

Invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities or to investments in money market mutual funds.

(6)	Purchase the securities of any issuer which would result in the Fund owning more than 10% of the outstanding voting securities of an issuer.

(7)	Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

(8)

Purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

(9)	Invest in companies for the purpose of exercising control or management.

(10)

Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities.

(11)

Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Fund owns more than 3% of the total voting stock of such investment company; except that the Fund may invest in money market mutual funds to the extent permitted by federal law, including the 1940 Act and rules promulgated thereunder.

(12)	Invest in foreign securities, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depository Receipts (ADRs).

The Large-Cap Fund has a non-fundamental policy whereby the Fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. The Fund currently defines large-cap companies as companies with total market value of at least $3 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a company's securities after it has fallen below $3 billion. The Small-Cap Fund has a non-fundamental policy whereby the Fund normally invests at least 80% of its net assets in equity securities of small capitalization companies. The Fund currently defines small cap companies as companies with total market value of no more than $3 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a company's securities after it has grown beyond $3 billion. These non-fundamental 80% policies for the Large-Cap Fund and the Small-Cap Fund cannot be changed without 60 days' notice to shareholders.

Each Fund has a non-fundamental policy restricting its investment in illiquid securities to 15% of net assets. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which a Fund has valued the securities.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

Excluding the Funds' restrictions regarding borrowing and illiquid securities, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and such excess results therefrom. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowing or illiquid securities, the investment manager will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

DESCRIPTION OF INVESTMENT TECHNIQUES AND RISKS

The following is a description of the various types of securities the Tax-Free Funds may buy and the accompanying risks.

Municipal bonds meet longer-term capital needs and generally have maturities from one to 30 years when issued. They have two principal classifications: general obligation bonds and revenue bonds.

General obligation bonds

Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement, of schools, highways and roads. The basic security behind general obligation bonds is the issuers pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue bonds

The full faith, credit and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. For example, housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments. Some authorities have further security in the form of state assurances (although without obligation) to make up deficiencies in the debt service reserve fund.

All of the municipal securities in which the Funds invest are rated investment grade (BBB- or higher), at the time of purchase by a nationally recognized statistical rating service such as Standard and Poor's ("S & P"), Moody's Investors Service ("Moodys") or Fitch Ratings ("Fitch") or are of comparable quality as determined by the investment manager.

Ratings of municipal bonds represent the opinions of the rating services with respect to the securities and are not absolute standards of quality. Please see Description of Bond Ratings for a description of the ratings.

With respect to unrated securities, it is also the Funds' intent to buy securities that, in the view of the investment manager, would be comparable in quality to the Funds' rated securities and have been determined to be consistent with the Funds' objectives without exposing the Funds to excessive risk. The Funds will not buy issues that are in default or that the investment manager believes involve excessive risk.

Tax-exempt industrial development revenue bonds

The Funds may invest in industrial development revenue bonds the interest on which is exempt from federal income tax in the opinion of the bond issuer's counsel. Tax-exempt industrial development revenue bonds are issued by or on behalf of public authorities to finance various privately operated facilities for business, manufacturing, housing, sports and pollution control, as well as public facilities such as airports, mass transit systems, ports and parking. The payment of principal and interest is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment.

Municipal lease obligations

The Funds may invest in municipal lease obligations, including certificates of participation. Since annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of debt and may allow an issuer to increase government liabilities beyond constitutional debt limits. When faced with increasingly tight budgets, local governments have more discretion to curtail lease payments under a municipal lease obligation than they do to curtail payments on other municipal securities. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free. While cancellation risk is inherent to municipal lease obligations, the investment manager believes that this risk may be reduced, although not eliminated, by the Funds' policies on the quality of securities in which they may invest.

Zero-coupon securities

The Funds may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, a Fund may not receive any return on its investment.

Because zero-coupon securities bear no interest, their value is generally more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more drastically than bonds paying interest on a current basis when interest rates rise. When interest rates fall, zero-coupon securities rise more rapidly in value, because the bonds reflect a fixed rate of return.

An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investments. To generate cash to satisfy distribution requirements, a Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Callable bonds

Each Fund may invest in callable bonds, which allow the issuer to repay some or all of the bonds ahead of schedule. If a bond is called, the Fund will receive the principal amount and accrued interest, and may receive a small additional payment as a call premium. The Fund may sell a callable bond before its call date, if it believes the bond is at its maximum premium potential. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security. If the Fund originally paid a premium for the bond because it had appreciated in value from its original issue price, the Fund also may not be able to recover the full amount it paid for the bond. One way for the Fund to protect itself from call risk is to buy bonds with call protection. Call protection is an assurance that the bond will not be called for a specific time period, typically five to 10 years from when the bond is issued. In light of the Funds' pricing policies and certain amortization procedures required by the Internal Revenue Service ("IRS"), the Funds do not expect to suffer any material adverse impact related to the value at which they carry bonds in connection with calls of bonds purchased at a premium. As with any investment strategy, however, there is no guarantee that a call may not have a more substantial impact than anticipated.

Escrow-secured or defeased bonds are created when an issuer refunds, before maturity, an outstanding bond issue that is not immediately callable (or pre-refunds), and sets aside funds for redemption of the bonds at a future date. The issuer uses the proceeds from a new bond issue to buy high grade, interest bearing debt securities, generally direct obligations of the U.S. government. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond. Escrow-secured bonds often receive a triple A or equivalent rating from Moodys, S & P, or Fitch.

When-issued securities

Municipal securities are frequently offered on a when-issued basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment take place at a later date. During the time between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. If the other party to the transaction fails to deliver the security, the Funds could miss a favorable price or yield opportunity, or could experience a loss.

When a Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in the determination of its Net Asset Value. The Funds believe that their Net Asset Values or income will not be negatively affected by the purchase of municipal securities on a when-issued basis. The Funds will not engage in when-issued transactions for investment leverage purposes.

Although the Funds will generally buy municipal securities on a when-issued basis with the intention of acquiring the securities, they may sell the securities before the settlement date if it is considered advisable. When a Fund is the buyer, it will maintain cash or securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. If assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds will not earn income on those assets.

Municipal market disruption risk

The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before the state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the Funds' investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a Fund.

U.S. Government obligations are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. Government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

Other investment companies

The Funds may invest in the shares of other investment companies. Such investments may be the most practical manner in which the Funds can invest in certain securities because those securities themselves may not be available at the time a Fund is ready to make an investment.

As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuers' portfolio securities. A Fund does not intend to invest in such investment companies unless, in the judgment of the Fund's investment manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge. See "Investment Restrictions" above.

Temporary investments

During unusual market or other conditions, each Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents. These short-term investments may be taxable.

Single state considerations

Because each of the Tax-Free Funds focuses its investments in the municipal securities of a single state, changes in economic, political or regulatory occurrences in the state could adversely affect the state's municipal bond issuers and will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. The following discussion of the states' economies was obtained from external research reports and has not been independently verified by the Funds.

Montana general economic conditions

[To be updated]

Montana is the fourth-largest state in area in the U.S. and has a population of 947,621 as of 2007.

The state has recorded four consecutive general fund surpluses during 2003-2007 totaling $521 million. Fiscal 2007 ended with a strong general fund surplus of $149 million or a healthy 8% of budget, bringing the state's unreserved fund balance to an all-time high of $549 million or a very strong 34% of expenditures, compared with just $43 million or 3% of expenditures back in 2003. The state exceeded its 2007 ending unreserved fund balance forecast of $459 million handily by $90 million, despite supplemental appropriations made for wildfires, health and human services, and corrections, among others, as these spending increases were more than offset by strong revenue growth. Cash balances rose to $517 million in 2007, up from $394 million in 2006 and just $34 million in 2003. Overall, general fund revenues for fiscal 2008 were originally budgeted to decline 4%, although with year-to-date figures up 6%. Growth in individual income tax and property taxes should be sufficient to outweigh softness in corporation license/income tax, but overall growth may be less than 6% given a one-time state tax credit in the fourth quarter.

Standard & Poor's Ratings Services raised its rating on the state of Montana's outstanding general obligation (GO) bonds to 'AA' from 'AA-'. The outlook is stable. According to S&P, the raised rating reflects the state's improved financial performance and reserve levels that, even when including a projected spend-down thereof, act as a necessary buffer against the state general fund's historic revenue volatility and one-time expenditure needs through fiscal 2009. An offsetting credit factor includes the state's cyclical economy, with dependence on agriculture, mining, and tourism.

North Dakota general economic conditions

[To be updated]

Current projections, by both North Dakota and IHS Global Insight, call for some weakening of the economy, but the projected impact will not be to the same degree as for many other states. Despite the above, North Dakota's strong reserves and conservative management should allow the state to maintain a healthy financial position, even if the economy weakens significantly or oil prices stay low.

To date, while many other states have struggled with a weakening economy, North Dakota has continued to post record revenue performance and its citizenry has remained relatively insulated from the problems plaguing many Americans. The strong performance of two of the state's key sectors-oil production and agriculture-has allowed North Dakota to go against the current national trend. Even with such relative insulation, however, the state has had to make downward revenue adjustments for the 2009-2011 biennium since Gov. John Hoeven's budget was released in December 2008. Even with the downward revenue revision, the state still projects ending the 2009-2011 biennium without drawing on its reserves; by biennium's end in 2011, North Dakota projects its reserves will have risen to nearly $1 billion.

Like the rest of the states, we understand that North Dakota will be eligible for federal stimulus money through the American Recovery and Reinvestment Act (ARRA). Given its relatively positive financial position, North Dakota projects that some of the expected $583 million will allow the state to push off proposed 2009-2011 biennium spending to the 2013 biennium rather than fix holes in the current budget. Standard & Poor's projects that this will provide North Dakota more revenue flexibility going into the 2013 biennium should there be additional adjustments to revenues.

Economic growth trends have been, in our view, strong, with ongoing year-over-year growth between 2007 and 2008 in several key sectors, including personal income. In addition, on a percentage basis, the state continues to outpace national job growth and can boast one of the lowest unemployment rates in the nation. The rate did, however, jump more than one point in January 2009 to more than 4%, the first time it has been at that level since 1993. Given the state's solid reserve position and history of conservative financial practices, North Dakota remains well positioned to weather the current economic downturn.

Standard & Poor's Ratings Services has raised the issuer credit rating (ICR) on North Dakota to 'AA+' from 'AA', based on their view of the state's continued strong financial management and, given its limited exposure to cyclicality, the ability to generate surpluses with little impact from the current economic downturn. North Dakota's stability throughout economic cycles has long been a positive credit factor, but evidence of the state's strength has grown more apparent during the current recession.

The outlook is stable based on an expectation of high reserves to support the state through a period of potential economic weakening. To maintain the rating, the state will need to manage any expenditure or revenue fluctuations that extend beyond modest adjustments in order to preserve good reserve levels. Additional stability is provided by the state's history of conservative financial management and prudent action when necessary. The state's low level of economic volatility supports the stable outlook as well, particularly in the face of a nationwide economic downturn.

The following is a description of the various types of securities the Value Funds may buy and the accompanying risks.

Equity securities

Equity securities generally entitle the holder to participate in a company's operating results. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

American Depositary Receipts

The Fund may invest up to 20% of its net assets in sponsored ADRs. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs are contractually obligated to disclose material information in the United States.

While these investments in U.S. dollar-denominated securities of foreign issuers are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

U.S. Government obligations are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. Government and are backed by the full faith and credit of the U.S. Government. They include Treasury bills, notes and bonds.

Other investment companies

The Funds may invest in the shares of other investment companies. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuers' portfolio securities. A Fund does not intend to invest in such investment companies unless, in the judgment of the Fund's investment manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge. See "Investment Restrictions" above.

Temporary investments

During unusual market or other conditions, each Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents.

TRUSTEES AND OFFICERS

[TO BE UPDATED]

Viking Mutual Funds (the "Trust") has a Board of Trustees (the "Board"). All of the current Trustees were elected by the shareholders of the Funds in June 2009, began serving as Trustees in August 2009, and replaced the Board that was previously in place. The Board is responsible for the overall management of the Funds, including general supervision and review of each Fund's investment activities. The Board, in turn, elects the officers of the Funds who are responsible for administering each Fund's day-to-day operations. Among other things, the Board of Trustees, generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts.

The Trustees who are not "interested persons" (for regulatory purposes) of the Trust or an investment adviser, sub-advisor or principal underwriter of the Funds (the "Independent Trustees") are charged with, among other functions, recommending to the full Board approval of the distribution, transfer agency and accounting services agreements and the investment advisory agreements. A Trustee who is an "interested person" (for regulatory purposes) of the Trust is referred to as an "Interested Trustee." The Chairman of the Board, Robert E. Walstad, is an Interested Trustee as described in the chart below. Orlin W. Backes is the Lead Independent Trustee.

The Audit Committee was established in August 2009 and consists of the three Independent Trustees of the Funds: Jerry M. Stai, Orlin W. Backes, and R. James Maxson. The primary function of the Audit Committee is to assist the Board of Trustees in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the Board of Trustees, reviews the independence of the independent auditors, reviews the adequacy of the Funds' internal controls and prepares and submits Committee meeting minutes and supporting documentation to the full Board. During the Funds' fiscal year ending December 31, 2009, the Audit Committee held two meetings.

The Governance and Nominating Committee was established in August 2009 consists of the three Independent Trustees of the Funds: Jerry M. Stai, Orlin W. Backes, and R. James Maxson. The primary function of the Governance and Nominating Committee is to identify individuals qualified to become Board members and recommend nominations for election to the Board of Trustees. The Governance and Nominating Committee takes a leadership role in shaping the governance of the Funds. The Governance and Nominating Committee has adopted a charter and meets at least quarterly. The Governance and Nominating Committee prepares and submits meeting minutes and supporting documentation to the full Board. During the Funds' fiscal year ending December 31, 2009, the Governance and Nominating Committee held two meetings.

When considering whether to add additional or substitute Trustees to the Board of Trustees, the Independent Trustees shall take into account any proposals for candidates that are properly submitted to the Trust's Secretary. Shareholders wishing to present one or more candidates for Trustee consideration may do so by submitting a signed written request to the Fund's Secretary at Viking Mutual Funds, Attention: Secretary, PO Box 500, Minot, North Dakota 58702. The request must include the following information:

•	name and address of shareholder and, if applicable, name of broker or record holder;

•	number of shares owned;

•	name of Fund(s) in which shares are owned;

•	whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connecting with the election of Trustees;

•	the name and background information of the proposed candidates; and

•	a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.

Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares. Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

Note: For purposes of this section, the term "Fund Complex" refers to Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds and the Funds.

Independent Trustees

Name Address Date of Birth Position with Trust Date Service Began Number of Funds Overseen by Trustee in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held During Past Five Years

Jerry M. Stai 2405 11th Ave NW Minot, ND 58703 Birth date: March 31, 1952

Principal occupation(s): Faculty: Embry-Riddle University (2000 to 2005), Park University (2000 to 2005), Minot State University (1999 to present); Non-Profit Specialist, Bremer Bank (2006 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2006 to 2009), The Integrity Funds, Integrity Fund of Funds, Inc. and Integrity Managed Portfolios (2006 to present), and Viking Mutual Funds (2009 to present)

Trustee Began serving Trust: August 2009 14 Funds overseen	Other Directorships Held: Marycrest Franciscan Development, Inc.

Orlin W. Backes 948 13th Ave SW Minot, ND 58701 Birth date: May 11, 1935

Principal occupation(s): Attorney: McGee, Hankla, Backes & Dobrovolny, P.C. (1963 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1995 to 2009), Integrity Fund of Funds, Inc. (1995 to present), Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present) and Viking Mutual Funds (2009 to present)

Trustee Began serving Trust: August 2009 14 Funds overseen	Other Directorships Held: First Western Bank & Trust

R. James Maxson 1 N. Main St. Minot, ND 58703 Birth date: December 12, 1947

Principal occupation(s): Attorney: Maxson Law Office (2002 to present); Vice President: Minot Area Development Corporation (2008 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1999 to 2009), Integrity Fund of Funds, Inc. and Integrity Managed Portfolios (1999 to present), The Integrity Funds (2003 to present) and Viking Mutual Funds (2009 to present)

Trustee Began serving Trust: August 2009 14 Funds overseen	Other Directorships Held: Vincent United Methodist Foundation, Minot Area Development Corporation, Peoples State Bank of Velva

Interested Trustee

Name Address Date of Birth Position with Trust Date Service Began Number of Funds Overseen by Trustee in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held During Past Five Years

Robert E. Walstad(1) 1 N. Main St. Minot, ND 58703 Birth date: August 16, 1944

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Director (1987 to 2007) and CEO (2001 to 2007): Integrity Mutual Funds, Inc.; Director, President, and Treasurer (1988 to 2007): Integrity Money Management, Inc.; Director, President, and Treasurer (1989 to 2007): Integrity Fund Services, Inc.; Director, CEO and Chairman (2002 to 2007): Capital Financial Services, Inc.; President and Interim President: ND Tax-Free Fund, Inc. (1989 to 2007 and 2008 to 2009), Montana Tax-Free Fund, Inc. (1993 to 2007 and 2008 to 2009), Integrity Managed Portfolios (1996 to 2007 and 2008 to 2009); The Integrity Funds (2003 to 2007 and 2008 to 2009); Integrity Fund of Funds, Inc. (1995 to 2007 and 2008 to 2009); Director and Chairman: Montana Tax-Free Fund, Inc. (1993 to 2009), Integrity Fund of Funds, Inc. (1994 to present), and ND Tax-Free Fund, Inc. (1988 to 2009); Trustee and Chairman (1996 to present): Integrity Managed Portfolios; Trustee and Chairman: The Integrity Funds (2003 to present) and Viking Mutual Funds (2009 to present)

Trustee, Chairman Began serving Trust: August 14 Funds overseen	Other Directorships Held: Minot Park Board

Officers

Name Address Date of Birth Position with Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held

Shannon D. Radke(2) 1 N. Main Street Minot, ND 58703 Birth date: September 7, 1966

Principal occupation(s): Governor, CEO, and President (2009 to present): Corridor Investors, LLC; Governor and President (1998 to present): Viking Fund Management, LLC; Director and President (2009 to present): Integrity Fund Services, LLC and Integrity Funds Distributor, LLC; President (1999 to 2009): Viking Fund Distributors, LLC; Treasurer, Trustee (1999 to 2009), and President (1999 to present): Viking Mutual Funds; President (2009 to present): Integrity Fund of Funds, Inc., The Integrity Funds, and Integrity Managed Portfolios

President Began serving Trust: 1999	Other Directorships: Not applicable

Peter A. Quist(2) 1 N. Main St. Minot, ND 58703 Birth date: February 23, 1934

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney; Director and Vice President (1988 to 2009): Integrity Mutual Funds, Inc.; Director, Vice President, and Secretary: Integrity Money Management, Inc. (1988 to 2009), Integrity Fund Services, Inc. (1989 to 2009), Integrity Funds Distributor, Inc. (1996 to 2009), ND Capital, Inc. (1988 to 2006); Director, Vice President, and Secretary: Montana Tax-Free Fund, Inc. (1993 to 2009), and ND Tax-Free Fund, Inc. (1988 to 2009); Director (1994 to 2009), Secretary (1994 to 2009), and Vice President (1994 to present): Integrity Fund of Funds, Inc.; Vice President (1996 to present) and Secretary (1996 to 2009): Integrity Managed Portfolios; Secretary (2003 to 2009) and Vice President (2003 to present): The Integrity Funds; Vice President (2009 to present): Viking Mutual Funds

Vice President Began serving Trust: August 2009	Other Directorships: Not applicable

Adam C. Forthun(2) 1 N. Main St. Minot, ND 58703 Birth date: June 30, 1976

Principal occupation(s): Fund Accountant (2003 to 2005), Fund Accounting Supervisor (2005 to 2008), Fund Accounting Manager (2008 to present): Integrity Fund Services, LLC; Treasurer: ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc. (2008 to 2009), Integrity Fund of Funds, Inc., Integrity Managed Portfolios, The Integrity Funds (2008 to present), and Viking Mutual Funds (2009 to present).

Treasurer Began serving Trust: August 2009	Other Directorships: Not applicable

Brent M. Wheeler(2) 1 N. Main St. Minot, ND 58703 Birth date: October 9, 1970

Principal occupation(s): Fund Accounting Manager (1998 to 2005): Integrity Fund Services, Inc.; Treasurer (2004 to 2005): ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Managed Portfolios, The Integrity Funds, and Integrity Fund of Funds, Inc.; Mutual Fund Chief Compliance Officer: ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc. (2005 to 2009), Integrity Managed Portfolios, The Integrity Funds, Integrity Fund of Funds, Inc. (2005 to present), and Viking Mutual Funds (2009 to present); Secretary (2009 to present): Integrity Managed Portfolios, The Integrity Funds, Integrity Fund of Funds, Inc., and Viking Mutual Funds.

Mutual Fund Chief Compliance Officer and Secretary Began serving Trust: August 2009	Other Directorships: Not applicable

(1)

Trustee who is an "interested person" of the Fund as defined in the 1940 Act. Mr. Walstad is an interested person by virtue of his ownership of a membership interest in Corridor Investors, LLC ("Corridor"), the parent company of Viking Fund Management, LLC, Integrity Fund Services, LLC, and Integrity Funds Distributor, LLC. He is also a governor of Corridor.

(2)

Shannon D. Radke, Peter A. Quist, Adam C. Forthun, and Brent M. Wheeler each own membership interests in Corridor (the parent company of Viking Fund Management, LLC, Integrity Fund Services, LLC and Integrity Funds Distributor, LLC). Mr. Radke and Mr. Quist are also governors of Corridor. In addition, Mr. Radke is an officer of Corridor, an officer and a governor of Viking Fund Management, LLC, and an officer and a director of Integrity Fund Services, LLC and Integrity Funds Distributor, LLC.

In summarizing the above information, Messrs. Walstad, Backes, Maxson, and Stai are Directors or Trustees, as the case may be, of four open-end investment companies advised by the Funds' investment manager (representing 14 portfolios). Mr. Radke serves as President, Mr. Quist serves as Vice President, Mr. Forthun serves as Treasurer, and Mr. Wheeler serves as Secretary and Mutual Fund Chief Compliance Officer to four open-end investment companies advised by the Funds' investment manager (representing 14 portfolios).

The Trust's Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

Share Ownership in the Funds

For each Trustee, the dollar range of equity securities in the Funds beneficially owned by the Trustee and the aggregate dollar range of equity securities in all registered investment companies overseen by the Trustee in the same family of investment companies as the Trust are shown below as of December 31, 2009:

Dollar range of equity securities in: [To be updated]
	Tax-Free Fund for Montana	Tax-Free Fund for North Dakota	Large-Cap Fund	Small-Cap Fund	All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (Aggregate)
Independent Trustees
Jerry M. Stai
Orlin W. Backes
R. James Maxson
Interested Trustee, Chairman
Robert E. Walstad

As of April __, 2010, the Trustees and Officers of the Trust, as a group, owned of record and beneficially less than 1% of the shares of each Fund.

As of December 31, 2009, no Independent Trustee or his immediate family members owned beneficially or of record securities in an investment adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Funds.

Compensation of the Board of Trustees

Trustees who are not considered to be "interested persons" of the Funds, as that term is defined in the 1940 Act, are paid an annual fee of $15,000 for service as trustee and director on the boards of the funds in the complex; prior to August 2009, the amount of the annual fee was $17,500. Mr. Walstad, as an "interested person" of the Funds, receives no compensation from the funds for serving as Trustee; however, Mr. Walstad did receive compensation from certain of the funds in the complex for serving as interim president during such funds' last fiscal year. The following table sets forth compensation paid by each Fund to each of the Trustees of the Funds and total compensation paid to each Trustee for the fiscal year ended December 31, 2009. The Funds do not have any retirement or pension plans for their Trustees.

[To be updated]

	Aggregate* Compensation from:				Total Compensation from Funds and Fund Complex**
	Tax-Free Fund for Montana	Tax-Free Fund for North Dakota	Large-Cap Fund	Small-Cap Fund
Independent Trustees
Jerry M. Stai	$	$	$	$	$
Orlin W. Backes	$	$	$	$	$
R. James Maxson	$	$	$	$	$
Interested Trustee, Chairman
Robert E. Walstad	$0	$0	$0	$0	$0
TOTALS	$	$	$	$	$

*	Based on compensation paid to the Trustees for the fiscal year ended December 31, 2009, for services as Trustees to the respective Fund since August 1, 2009.

**

Based on the compensation paid to the Trustees for the fiscal year ended December 31, 2009, for services to the Funds (since August 1, 2009) and five other open-end funds representing, in the aggregate, 16 portfolios, including the Funds, Montana Tax-Free Fund, Inc. (the stated assets and liabilities of which were acquired and assumed, respectively, by the Viking Tax-Free Fund for Montana, in 2009), ND Tax-Free Fund, Inc. (the stated assets and liabilities of which were acquired and assumed, respectively, by the Viking Tax-Free Fund for North Dakota, in 2009), Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios and the three series of The Integrity Funds.

PORTFOLIO HOLDINGS INFORMATION

The Trust's Board has adopted Portfolio Holdings Disclosure Policies and Procedures (the "Policy") to protect the interests of Fund shareholders and to address potential conflicts of interests that could arise between the interests of Fund shareholders and the interests of the Funds' investment advisers, principal underwriters, or affiliated persons of the Funds' investment advisers or principal underwriters. This Policy is applicable to Viking Fund Management, LLC ("Viking Management" or the "Investment Adviser"), the investment manager to the Funds, and with respect to the Large-Cap Fund and the Small-Cap Fund, the sub-adviser to such Funds (collectively, the "Adviser" for purposes of this section).

The Policy is intended to prevent the misuse of material non-public information regarding the portfolio holdings of the Fund ("Holdings Information"). Holdings Information will be disclosed to select third parties only when the Funds have a legitimate business purpose for doing so, and the Recipients (as defined below) are subject to a duty of confidentiality, that includes a duty not to trade based on the non-public information. Under the Policy, the receipt of compensation by a Fund, the Adviser or an affiliate as consideration for disclosing Holdings Information will not be deemed a legitimate business purpose. Recipients will receive Holdings Information only after furnishing written assurances to the Adviser and/or the Funds that the Holdings Information will remain confidential, and Recipients and persons with access to the Holdings Information will be prohibited from trading based on the Holdings Information. In all instances, Holdings Information will be disclosed only when consistent with the antifraud provisions of the federal securities laws and the Adviser's fiduciary duties, and with the Adviser's and the Fund's obligations to prevent the misuse of material, non-public information.

Pursuant to the policy, the Funds, the Adviser, and their agents are obligated to:

•	act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;

•	ensure that Holdings Information is not provided to a favored group of clients or potential clients; and

•	adopt such safeguards and controls around the release of Holdings Information so that no client or group of clients is unfairly disadvantaged as a result of such release.

The following policies and procedures will apply to the disclosure of listings of portfolio holdings for one or more of the Funds by the Adviser and the Funds:

Internet Site and Quarterly Advertisements

The Funds are allowed to post up to the top 25 holdings for each Fund on the Internet at www.integrityvikingfunds.com. This Holdings Information may be updated daily. The Funds also may advertise up to the top 25 holdings quarterly through printed material, which is also posted on the website. This printed material is updated as of the end of the calendar quarter and is available within fifteen days of each quarter end. The Holdings Information posted on the Internet and listed in the printed advertisement material may list the securities in numeric order, beginning with the security constituting the largest percentage held by the Fund, and

•

may include the name of the security, the CUSIP, SEDOL and/or ticker symbol, the number of shares held by the Fund, the percentage weight of such security within the Fund and the cumulative percentage weight of each additional security in the Fund listed; and

•	will contain appropriate disclaimers.

The Investment Adviser will seek to post the Holdings Information on its public Internet site in a format that cannot be easily modified by viewers.

SEC Filings

The Funds must disclose their complete portfolio holdings quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter end of the Funds' fiscal year or the Form N-CSR for the second and fourth quarter of the Funds' fiscal year. The N-Q report is not required to be mailed to shareholders, but is made public through the SEC electronic filings.

The Funds must provide either complete portfolio holdings or summaries of their portfolio holdings to shareholders in tabular or graphical format by identifiable categories (i.e., industry sector, geographic region, credit quality, or maturity) according to the percentage of net assets. SEC Regulation S-X generally requires at least disclosure of the top 50 holdings (based on percentage of net assets) and any investment exceeding 1% of the Fund's net asset value.

Other Disclosure

To the extent that this policy would require the release of portfolio holdings information regarding a particular portfolio holding for a Fund, the portfolio manager for the Fund may request that the holding be withheld from the portfolio holdings information if the release of such portfolio holdings information would otherwise be sensitive or inappropriate due to liquidity and other market considerations, in each case as determined by the portfolio manager in consultation with the Investment Adviser Chief Compliance Officer (or his/her designee).

The Adviser and the Funds currently do not disclose Holdings Information except as noted above. Each of the Investment Adviser's officers ("Designated Persons") may authorize providing non-public Holdings Information of the Funds that is current as of one business day after the month-end to only those financial advisers, registered accountholders, authorized consultants, authorized custodians or third-party data service providers (each a "Recipient") who (i) specifically request the more current non-public Holdings Information for a legitimate business purpose which is not inconsistent with the Funds' legitimate business purpose and (ii) execute a Use and Nondisclosure Agreement (each, a "Nondisclosure Agreement"), and abide by its trading restrictions. The disclosure may include additional information; however, any such additional information provided to a Recipient shall not include any material information about the Funds' trading strategies or pending transactions.

Designated Persons may approve the distribution in an electronic format of Holdings Information posted on the public website of the Funds to Recipients and rating agencies upon request, and such Recipients and rating agencies will not be required to execute a Nondisclosure Agreement.

Occasions may arise where a Designated Person, the Investment Adviser, the Funds or an affiliate may have a conflict of interest in connection with a Recipient's request for disclosure of non-public Holdings Information. In order to protect the interests of shareholders and the Funds and to ensure no adverse effect on the shareholders or the Funds, in the limited instances where a Designated Person is considering releasing non-public Holdings Information, the Designated Person will disclose the conflict to the Chief Compliance Officer of the Trust ("CCO"). If the CCO determines, to the best of his knowledge following appropriate due diligence, that the disclosure of non-public Holdings Information would be in the best interests of shareholders and the Funds, and will not adversely affect the shareholders or the Funds, the CCO may approve the disclosure. The CCO will document in writing any such exception (which identifies the legitimate business purpose for the disclosure) and will provide a report to the Board of Trustees for its review at a subsequent Board meeting. Any such exceptions log shall be retained in the Fund's records.

The Funds and the Adviser will not enter into any arrangement providing for the disclosure of Holdings Information for the receipt of compensation or benefit of any kind in return for the disclosure of the Holdings Information.

MANAGEMENT AND OTHER SERVICES

The Board has overall responsibility for the management of the Funds. Viking Management, P.O. Box 500, Minot, North Dakota 58702, is the Funds' investment manager. Since July 31, 2009, Viking Management has been a wholly-owned subsidiary of Corridor Investors, LLC ("Corridor"), a North Dakota limited liability company that was organized in January 2009 by Robert E. Walstad and Shannon D. Radke. Corridor provides investment advisory, distribution and other services to the Funds, as well as to the other funds in the Fund Complex described above under "Trustees and Officers," primarily through its subsidiaries.

As indicated above under "Trustees and Officers," (i) Shannon D. Radke, an officer of the Trust, is also a governor, member and officer of Corridor and a governor and officer of Viking Management; (ii) Robert E. Walstad, a Trustee and Chairman of the Board of the Trust, is also a governor and member of Corridor; (iii) Peter A. Quist, an officer of the Trust, is also a governor and member of Corridor; and (iv) Adam C. Forthun and Brent M. Wheeler, officers of the Trust, are also members of Corridor.

The Funds have retained Viking Management to provide the Funds with investment advice and portfolio management. Mr. Shannon D. Radke, lead portfolio manager, has been responsible for managing the Tax-Free Funds' portfolios on a day-to-day basis since the Funds' inception and is a governor and president of Viking Management. Mr. Radke holds a Bachelor of Business Administration degree in Banking and Finance from the University of North Dakota. He has been engaged in the securities business since 1988 as a broker and as operations manager and later as chief operating officer of an unrelated investment advisory firm. Mr. Radke was a founder of Viking Management in September 1998.

In May 2010, Mr. Monte Avery began co-managing the Tax-Free Funds' portfolios with Mr. Radke. Mr. Avery was previously an employee of Integrity Money Management and, since August 1, 2009, has been an employee of Viking Management. Mr. Avery started in the securities business with PaineWebber in 1981 as a retail broker, transferring to Dean Witter in 1982. In 1988, Mr. Avery joined Bremer Bank, N.A. (Minot, ND) to help start its Invest Center. He transferred back to Dean Witter in 1993, where he remained until he joined Integrity Mutual Funds, Inc. in 1995. Since that time, Mr. Avery has served as a portfolio manager to various funds currently advised by Viking Management and previously advised by Integrity Money Management, Inc.

The following table lists the number and types of accounts managed by Mr. Radke and Mr. Avery and assets under management in those accounts as of December 31, 2009:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Assets Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)

Shannon D. Radke	2		$0	$0	0	$0

Monte Avery	7	$157.0	0	$0	0	$0

The advisory fee is not based on the performance of the respective account for any of the registered investment companies, pooled investment vehicles or other accounts referred to above.

As compensation for the advisory services furnished to the Funds, the Funds pay Viking Management monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds' daily net assets, 0.70% to the Large-Cap Fund's daily net assets and 1.00% to the Small-Cap Fund's daily net assets.

For the three most recent fiscal years, the table below sets forth (i) the management fees (net of fee waivers and expense reimbursements) paid by the Funds and (ii) the fees waived and expenses reimbursed by Viking Management for the specified periods.

Fund	Date of Fiscal Year End	$ Paid Net of Fees Waived and Expense Reimbursements	Advisory Fee Waivers and Expense Reimbursements
Tax-Free Fund for Montana	12/31/2007	$51,616	$
	12/31/2008	$52,090	$
	12/31/2009
Tax-Free Fund for North Dakota	12/31/2007	$29,312	$
	12/31/2008	$26,753	$
	12/31/2009
Large-Cap Fund	12/31/2007	$35,201	$
	12/31/2008	$32,108	$
	12/31/2009
Small-Cap Fund	12/31/2007	$39,396	$
	12/31/2008	$38,007	$
	12/31/2009

With respect to each Tax-Free Fund, Viking Management contractually agreed to waive its fees or reimburse the Fund for its expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) through August 1, 2009 so that the Fund's total operating expenses during this period would not exceed 0.85% of its average daily net assets on an annual basis. From August 1, 2009 through April 29, 2010, Viking Management contractually agreed to waive its fees or reimburse the Fund for its expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), so that the Fund's total annual operating expenses during this period would not exceed 1.07% of its average daily net assets; the fees and expenses of acquired funds were excluded for purposes of this agreement.

With respect to the Large-Cap Fund, Viking Management contractually agreed to waive its fees or reimburse the Fund for its expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) through August 1, 2009 so that the Fund's total operating expenses during this period would not exceed 1.20% of its average daily net assets on an annual basis. From August 1, 2009 until April 29, 2010, Viking Management voluntarily agreed to waive its fees or reimburse the Fund for its expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), so that the Fund's total operating expenses during this period would not exceed 1.35% of its average daily net assets on an annual basis.

With respect to the Small-Cap Fund, Viking Management contractually agreed to waive its fees or reimburse the Fund for its expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) through August 1, 2009 so that the Fund's total operating expenses during this period would not exceed 1.50% of its average daily net assets on an annual basis. From August 1, 2009 until April 29, 2010, Viking Management voluntarily agreed to waive its fees or reimburse the Fund for its expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), so that the Fund's total operating expenses during this period would not exceed 1.65% of its average daily net assets on an annual basis.

Under a sub-advisory agreement between Fox Asset Management LLC ("Fox" or the "Sub-Adviser") and the investment manager, Fox provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of Viking Management. Fox is a subsidiary of Eaton Vance Corp. and is located at 331 Newman Springs Road, Suite 122, Red Bank, New Jersey 07701. As of December 31, 2009, Fox managed assets of $2.15 billion for employee benefit plans, endowments, foundations, wrap fee programs and other institutional investors. Fox provides its services to the Large-Cap Fund under a multiple-manager, Portfolio Management Team ("Team"). The Team currently consists of three senior portfolio managers with combined securities industry experience of 74 years. Mr. William E. Dodge, CFA, Lead Portfolio Manager, who joined Fox in 2005, serves as the Chief Executive Officer and Chief Investment Officer of Fox. Prior to joining Fox, Mr. Dodge was with Nine Gates Capital Management, an investment firm he founded in 2003. From 1999 to 2002, he was President and Chief Investment Officer of Delaware Investment Advisers, Inc. Mr. Bradley S. Daniels, CFA, Managing Director and Director of Research, joined Fox in 2006. From May 2004 until 2006, Mr. Daniels was a Senior Equity Analyst at Rorer Asset Management. Previously he worked at Schlarbaum Capital Management LP and Miller Anderson & Sherrerd/ Morgan Stanley. Mr. J. Bradley Ohlmuller, CFA, who joined Fox in 2004, serves as a Principal of Fox. From 2001 to 2004, Mr. Ohlmuller served as Vice President and Research Analyst at Goldman Sachs. Fox has served as sub-adviser to the Large-Cap Fund since the Fund's inception. As compensation for its services provided to the Large-Cap Fund, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets of up to $25 million and 0.35% to the Fund's daily net assets in excess of $25 million. For the year ended December 31, 2009, 2008 and 2007, the investment manager paid the sub-adviser $________, $________ and $___________ as compensation for its services provided to the Large-Cap Fund.

The following table lists the number and types of accounts other than the Large-Cap Fund managed by members of the Team and assets under management in those accounts as of December 31, 2009:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Assets Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)

William E. Dodge, CFA	1	$14.0	0	$0	88	$1,172.8

J. Bradley Ohlmuller, CFA	3	$110.0	0	$0	78	$ 800.6

Bradley S. Daniels, CFA	0	$ 0	0	$0	17	$ 931.9

As accounts are managed using a team approach, some accounts and assets have been counted multiple times. Wrap accounts are included in the Other Accounts category, and each Wrap sponsor is counted as one account. The advisory fee is not based on the performance of the respective account for any of the registered investment companies, pooled assets vehicle accounts or other accounts referred to above.

Fox provides its services to the Small-Cap Fund under a multiple manager, Portfolio Management Team ("Team"). The Team currently consists of three senior portfolio managers with combined securities industry experience of 50 years. Mr. Gregory Greene, CFA, serves as Lead Portfolio Manager for the Small-Cap Fund. Mr. Greene, who joined Fox in 1998, serves as Managing Director at Fox, and as a member of the Mid-Cap Management Team at Fox which he founded in 2001. Mr. J. Bradley Ohlmuller, CFA, who joined Fox in 2004, serves as a Principal of Fox. From 2001 to 2004, Mr. Ohlmuller served as Vice President and Research Analyst at Goldman Sachs. Mr. Robert J. Milmore, CFA, who joined Fox in 2005, is a Vice President at Fox. He was formerly a Manager of International Treasury at Cendant Corporation, Vice President and Senior Equity analyst at Arnhold & S. Bleichroder and Morgan Stanley Dean Witter. Fox has served as sub-adviser to the Fund since the Fund's inception. As compensation for its services to the Fund, Viking Management pays Fox monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets of up to $5 million, 0.45% to the Fund's daily net assets on the next $10 million, 0.50% to the Fund's daily net assets on the next $10 million, 0.55% to the Fund's daily net assets on the next $10 million and 0.60% to the Fund's daily net assets in excess of $35 million. For the years ended December 31, 2009, 2008 and 2007, the investment manager paid the sub-adviser $________, $________ and $_______ as compensation for its services provided to the Small-Cap Fund.

The following table lists the number and types of accounts other than the Small-Cap Fund managed by Mr. Greene, Mr. Ohlmuller, and Mr. Milmore and assets under management in those accounts as of December 31, 2009:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Assets Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)

Gregory R. Greene, CFA	3	$110.0	0	$0	87	$1,489.4

J. Bradley Ohlmuller, CFA	3	$110.0	0	$0	79	$ 800.6

Robert J. Milmore, CFA	3	$110.0	0	$0	28	$ 111.5

Wrap accounts are included in the Other Accounts category, and each Wrap sponsor is counted as one account. The advisory fee is not based on the performance of the respective account for any of the registered investment companies, pooled assets vehicle accounts or other accounts referred to above.

Conflicts of interest

The potential material conflicts of interest that may arise in connection with a portfolio manager's management of the Value Funds and the management of his other accounts include:

(1)	A conflict between the investment strategy of the Value Funds and the investment strategy of the other accounts managed by the portfolio manager.

(2)

A conflict in allocation of investment opportunities between the Value Funds and other accounts managed by the portfolio manager. However, Fox's trading rotation policy is designed to achieve fair and equitable allocation of investment opportunities regardless of account size or other characteristics.

Compensation

The portfolio managers for the Tax-Free Funds are paid a salary. Although the salary is subject to periodic adjustment, it is not based on Fund performance or the value of assets held in the Funds' portfolio. In addition, Corridor sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals. Mr. Radke and Mr. Avery also own membership interests in Corridor equal to approximately [5%] and 1%, respectively, of Corridor's total membership interests. These membership interests were received by them without a cash investment in exchange for, among other things, their contributions to Corridor of experience and their role in the operations of Corridor.

Fox's portfolio manager compensation is comprised of a base salary fixed from year to year, annual bonus and stock options, the latter two being based on individual performance and firm profitability. The annual bonus related to individual performance is largely a function of the portfolio manager's investment performance versus his benchmark(s) over multiple time periods. For large-cap equity accounts, the benchmark is the Russell 1000 Value Index; for small-cap equity accounts, the benchmark is the Russell 2000 Value Index. No differences exist between methods used to determine the portfolio managers' compensation across different accounts.

Ownership of securities

[As of December 31, 2009, Shannon D. Radke, lead portfolio manager for the Tax-Free Funds, beneficially owned between $10,001 and $50,000 of shares in the Large-Cap Fund and between $1 and $10,000 of shares in the Small-Cap Fund. As of December 31, 2009, Monte Avery, co-portfolio manager for the Tax-Free Funds, beneficially owned ___ shares in the Funds. As of December 31, 2009, none of the portfolio managers for the Value Funds owned shares in the Funds.]

Contractual Fee Waiver and Expense Reimbursement Agreements

As described in the Funds' Prospectus, Viking Management has contractually agreed to waive its fees or reimburse each Fund for its expenses through April 29, 2011, so that the Tax-Free Funds' total annual operating expenses (excluding extraordinary and non-recurring expenses and acquired fund fees and expenses) during this period will not exceed ____% of their average daily net assets on an annual basis, the Large-Cap Fund's total annual operating expenses (excluding extraordinary and non-recurring expenses and acquired fund fees and expenses) during this period will not exceed 1.45% of its average daily net assets on an annual basis and the Small-Cap Fund's total annual operating expenses (excluding extraordinary and non-recurring expenses and acquired fund fees and expenses) during this period will not exceed 1.65% of its average daily net assets on an annual basis. These contractual waivers may not be altered by the investment manager during the stated period.

Term of Investment Advisory Agreement and Sub-Advisory Agreement

The investment advisory agreement between the Trust and Viking Management (the "Advisory Agreement") and the sub-advisory agreement between Viking Management and Fox with respect to the Value Funds (the "Sub-Advisory Agreement") each were approved by the Trust's Board that was in place prior to August 2009 (including all of the Independent Trustees) and by the shareholders of the applicable Funds in compliance with the 1940 Act. Each Agreement provides that it will be in force for an initial two-year period and, in order to continue to be in effect thereafter, it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of the Independent Trustees, and (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund.

Code of Ethics

Viking Management, Integrity Funds Distributor, LLC and the Funds have adopted codes of ethics under Rule 17j-1(c) of the 1940 Act. The purpose of a code of ethics is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Funds. Each code of ethics permits personnel covered by the code to invest in securities, including securities that may be purchased or held by the Funds, subject to the restrictions of the code.

Manager of Managers

Under the Advisory Agreement, Viking Management is authorized, at its own cost and expense, to enter into a sub-advisory agreement with a sub-adviser with respect to the respective Fund. If an investment adviser delegates portfolio management duties to a sub-adviser, the 1940 Act generally requires that the sub-advisory agreement between the adviser and the sub-adviser be approved by the Board and by Fund shareholders. Specifically, Section 15 of the 1940 Act, in relevant part, makes it unlawful for any person to act as an investment adviser (including as a sub-adviser) to a mutual fund, except pursuant to a written contract that has been approved by shareholders.

At a meeting of the shareholders of the Funds held on June 29, 2009, shareholders of each Fund approved a "manager-of-managers" structure for their Fund. A manager-of-managers structure would generally permit Viking Management to enter into, and materially amend, sub-advisory agreements with any unaffiliated sub-advisers retained by Viking Management subject to approval by the Board, but WITHOUT obtaining shareholder approval. However, the structure will not be implemented until relief permitting such a structure is provided by the Securities and Exchange Commission ("SEC"). Unless necessary relief is provided by an exemptive rule in the future, the Funds will need to apply to the SEC for exemptive relief and obtain an order. The Funds intend to apply for exemptive relief and obtain an order so that the manager-of-managers structure may be implemented for each Fund.

TRANSFER AGENT, FUND ACCOUNTING SERVICE PROVIDER, AND ADMINISTRATOR

Prior to August 1, 2009, Viking Management provided administrative, accounting and transfer agent services to the Funds. Since August 1, 2009, Integrity Fund Services, LLC ("Integrity Fund Services" or the "Transfer Agent"), a wholly-owned subsidiary of Corridor, a North Dakota limited liability company affiliated with Viking Management and Integrity Funds Distributor, LLC, provides each Fund with transfer agent, accounting, and administrative services. Integrity Fund Services is located at 1 Main Street North, Minot, North Dakota 58703. Prior to July 31, 2009, Integrity Fund Services was a wholly-owned subsidiary of Integrity. Since January 1, 2010, Integrity Fund Services has been organized as a North Dakota limited liability company; previously it was organized as a North Dakota corporation.

Transfer Agent

As transfer agent, Integrity Fund Services performs many of the Funds' clerical and administrative functions. For its transfer agency services, every month each Fund pays Integrity Fund Services an asset-based fee plus reimbursement of out-of-pocket expenses. The Transfer Agent is responsible for (among other things) administering and/or performing transfer agent functions; for acting as service agent in connection with dividend and distribution functions; and for performing shareholder account information and administrative agent functions in connection with the issuance, transfer, and redemption or repurchase (including coordination with the custodian) of shares.

Accounting Service Provider

Accounting services provided by Integrity Fund Services to the Funds may include, but are not limited to, daily fee accruals, security valuation, calculation of daily net asset value, calculation of a daily dividend rate, and preparation of semi-annual and annual reports. For accounting services, each Fund pays to Integrity Fund Services at the end of each calendar month a flat fee plus an asset-based fee and reimburses Integrity Fund Services for certain out-of-pocket expenses.

Administrator

As administrator for the Funds, Integrity Fund Services manages all aspects of a Fund's operations except those provided by other service providers. For administrative services, each Fund pays to Integrity Fund Services at the end of each calendar month an asset-based fee and reimburses Integrity Fund Services for certain out-of-pocket expenses.

For the fiscal year ends noted, the Funds paid to Viking Management (prior to August 1, 2009) and Integrity Fund Services (since August 1, 2009) the following amounts for services provided:

Fund	Date of Fiscal Year End	Accounting Fees	Administrative Fee	Transfer Agency Fee
Tax-Free Fund for Montana	12/31/2007	$	$	$
	12/31/2008	$	$	$
	12/31/2009*	$	$	$
	12/31/2009**	$	$	$
Tax-Free Fund for North Dakota	12/31/2007	$	$	$
	12/31/2008	$	$	$
	12/31/2009*	$	$	$
	12/31/2009**	$	$	$
Large-Cap Fund	12/31/2007	$	$	$
	12/31/2008	$	$	$
	12/31/2009*	$	$	$
	12/31/2009**	$	$	$
Small-Cap Fund	12/31/2007	$	$	$
	12/31/2008	$	$	$
	12/31/2009*	$	$	$
	12/31/2009**	$	$	$

*Paid to Viking Management.

**Paid to Integrity Fund Services.

CUSTODIAN

Since August 1, 2009, Wells Fargo Bank, NA, Trust & Custody Solutions, 801 Nicollet Mall, Suite 700, Minneapolis, Minnesota 55479, has served as the custodian of the Funds and has custody of all securities and cash of the Funds. The custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds. Prior to August 1, 2009, First Western Bank and Trust served as custodian of the Funds

INDEPENDENT ACCOUNTANTS

Each Fund's independent public accountant is [_________________________]. Shareholders will receive annual financial statements, together with a report of independent accountants and semi-annual unaudited financial statements of the Funds. The independent accountants will report on the Funds' annual financial statements, review certain regulatory reports and the Funds' income tax returns, and perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Funds. For the Funds' prior fiscal year, their independent public accountant was [_________________________].

PORTFOLIO TRANSACTIONS

Viking Management and the Sub-Adviser (pursuant to authorization in the Sub-Advisory Agreement with Viking Management) place orders for the purchase and sale of portfolio securities on behalf of the Funds, and will do so in accordance with the policies described below.

For transactions in fixed-income securities, purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Funds typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit. In effecting securities transactions, each Fund seeks to obtain the best price and execution of orders. For transactions in fixed-income securities, selection of broker-dealers is generally based on the availability of a security and its price and on the overall quality of execution provided by the broker-dealer. In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, Viking Management and the Sub-Adviser consider such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. In agency transactions, Viking Management and the Sub-Adviser also may consider the brokerage and research services that broker-dealers provide to the Funds or Viking Management.

Each Fund may execute agency portfolio transactions with broker-dealers who provide research and execution services to the Fund or other investment accounts over which Viking Management or the Sub-Adviser exercises investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

Subject to applicable limitations of the federal securities laws, the Funds may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the Funds to pay such higher commissions, Viking Management or the Sub-Adviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers. In reaching this determination, they will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services. No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of a Fund. However, broker-dealers who effect or execute portfolio transactions may from time to time effect purchases of Fund shares for their customers.

The Board periodically reviews Viking Management and the Sub-Adviser to assess each entity's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and reviews the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

Investment decisions for each Fund are made independently from those of other Funds managed by Viking Management and the Sub-Adviser. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more Funds or accounts are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each Fund or account. In some cases this system could have a detrimental effect on the price or value of the security as far as each Fund is concerned. In other cases, however, the ability of the Funds to participate in volume transactions will produce better executions and prices for the Funds.

For the fiscal years ended December 31, 2009, 2008 and 2007, no agency transactions were executed by Viking Management on behalf of the Tax-Free Funds as transactions for these Funds were done on a principal basis. Therefore, no brokerage commissions were paid by the Tax-Free Funds during those periods. For the years ended December 31, 2009, 2008 and 2007, the aggregate amount of brokerage commissions paid by the Large-Cap Fund totaled $3,845, $7,855 and $3,344. During the last fiscal year, brokerage commissions in the amount of $623 were paid on brokerage transactions for the Large-Cap Fund in the amount of $386,451 executed by brokers who provided research services. For the years ended December 31, 2009, 2008 and 2007, the aggregate amount of brokerage commissions paid by the Small-Cap Fund totaled $7,149, $11,426 and $5,355. During the last fiscal year, brokerage commissions in the amount of $2,755 were paid on brokerage transactions for the Small-Cap Fund in the amount of $1,257,904 executed by brokers who provided research services. [As of December 31, 2009, the Large-Cap Fund owned securities of Wells Fargo as one of its regular broker-dealers. The value of the Fund's holdings at Wells Fargo was $_______ as of December 31, 2009. As of December 31, 2009, no other Fund owned securities of its regular broker-dealers.]

TAXATION OF THE FUNDS

[To be updated]

This section summarizes some of the main U.S. federal income tax consequences of owning shares of a Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local, or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service ("IRS") could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be acquired by the Funds. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company ("RIC") under the Internal Revenue Code (the "Code").

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses or the securities of one or more qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

Based on information provided by the Funds, each Fund has capital loss carryforwards for tax purposes that, as of December 31, 2009, amounted to:

Tax-Free Fund for Montana	$
Tax-Free Fund for North Dakota	$
Large-Cap Fund	$
Small-Cap Fund	$

As a RIC, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November, or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If a Fund fails to qualify as a RIC or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as dividend income, including any dividends attributable to tax-exempt interest income earned by the Fund.

Distributions

Exempt-Interest Dividends

If, at the close of each quarter of the taxable year of a Fund, at least 50% of the value of the respective Fund's total assets consists of tax-exempt municipal securities, then such Fund is authorized to pay exempt-interest dividends to its shareholders. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) properly designated by the Fund in a written notice mailed to its shareholders within 60 days after the close of its taxable year. The maximum amount of dividends for a year that a Fund may designate as exempt-interest dividends is equal to its net tax-exempt interest earned from municipal securities for such year. The Viking Tax-Free Fund for Montana and the Viking Tax-Free Fund for North Dakota (collectively, the "Tax-Free Funds") each intends to invest in sufficient municipal securities so that it will qualify to pay exempt-interest dividends to its shareholders and to provide timely notice to its shareholders of the portion of its dividends that so qualify.

Exempt-interest dividends distributed to shareholders generally are excluded from gross income for federal income tax purposes except in the case of certain substantial users of facilities financed with the proceeds of certain of the bonds owned by the Tax-Free Funds and related persons. Such exempt-interest dividends may be taken into account in determining the alternative minimum tax, as discussed hereinafter. The percentage of income that is tax-exempt is generally applied uniformly to all distributions made during each calendar year and thus is an annual average for a Tax-Free Fund rather than a day-by-day determination for each shareholder whether received in shares or in cash.

Insurance proceeds received by a Tax-Free Fund under any insurance policies which represent maturing interest on defaulted obligations held by the Tax-Free Fund will be excludable from federal gross income if and to the same extent as such interest would have been so excludable if paid by the issuer of the defaulted obligation, provided that at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the obligation, rather than the insurer, will pay debt service on the bonds.

The market discount rules of the Code apply to tax-exempt municipal securities purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to a statutory de minimis rule. Market discount can arise based on the price a Fund pays for municipal securities. Market discount is taxable as ordinary income. Market discount that accretes while a Fund holds a municipal security is recognized as ordinary income by the Fund when principal payments are received on the municipal security or upon sale or at redemption (including early redemption), unless the Fund elects to include market discount in taxable income as it accrues. Distributions to shareholders of a Fund, to the extent of any market discount that is included in the Fund's taxable income, is taxable to shareholders as ordinary income.

For both individuals and corporations, interest paid on certain "private activity bonds" issued on or after August 8, 1986, will be treated as an item of tax preference and may, therefore, be subject to the alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends paid by a Tax-Free Fund will be treated as interest on private activity bonds to the extent of the proportionate amount of interest on such private activity bonds received by the Tax-Free Fund. Such exempt-interest dividends constitute a tax preference item subject to both the individual and corporate alternative minimum tax. Each Tax-Free Fund will annually supply shareholders with a report indicating the percentage of Tax-Free Fund income attributable to bonds subject to the alternative minimum tax.

Exempt-interest dividends received by a shareholder which are not attributable to certain "private activity bonds" are not treated as a tax preference item. However, for certain corporate shareholders such dividends will be included in the computation of an adjustment item used in determining such corporation's alternative minimum tax. The adjustment item is 75% of the excess of such corporate shareholder's "adjusted current earnings" over its other alternative minimum taxable income with certain adjustments. Although exempt-interest dividends received by a shareholder will not be included in the gross income of corporations for federal income tax purposes, "adjusted current earnings" include most tax-exempt interest, generally including exempt-interest dividends received from the Tax-Free Funds. Interest on certain bonds issued during 2009 or 2010 will not be included in "adjusted current earnings." It is unclear whether any portion of the exempt-interest dividends attributable to such bonds may be excluded from adjusted current earnings. Corporate shareholders are advised to consult their tax advisers with respect to the tax consequences of the alternative minimum tax and the branch profits tax under Section 884 of the Code.

Under Section 86 of the Code, up to 85% of a social security recipient's benefits may be included in gross income for a benefit recipient if the sum of his adjusted gross income, income from tax-exempt sources such as tax-exempt bonds and distributions made by a Tax-Free Fund, plus 50% of his social security benefits exceed certain base amounts. Exempt-interest dividends from the Tax-Free Funds are still excluded from gross income to the extent described above; they are however included in the calculation of whether a recipient's income exceeds certain established amounts.

Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, a Tax-Free Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the respective Tax-Free Fund or are "related persons" to such users; such persons should consult their tax advisers before investing in the respective Tax-Free Fund.

Ordinary Income Dividends and Capital Gain Dividends

Dividends paid out of a Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a RIC (such as the Funds) are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Dividends received by a Fund from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Each Fund will provide notice to its shareholders of the amount of any distributions which may be taken into account as a dividend which is eligible for the capital gains tax rates. The Funds cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend. Because the Tax-Free Funds invest in debt securities rather than stock of corporations, it is anticipated that none or only a small portion of the Tax-Free Fund's distributions paid to individual shareholders will be qualified dividend income eligible for taxation at long-term capital gain tax rates.

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Funds from certain domestic corporations may be designated by a Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the value of those shares.

Sale or Exchange of Fund Shares

Upon the sale or other disposition of shares of a Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

If you receive a capital gain dividend from a Fund and sell your share at a loss after holding it for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends you received. To the extent, if any, it is not disallowed, it will be recharacterized as long-term capital loss to the extent of the capital gain dividend received.

Deferral of Basis

In reporting any gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:

	•	in your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge),

	•	you sell some or all of your original shares within ninety days of their purchase, and

	•	you reinvest the sales proceeds in the Fund or in another Integrity fund, and the sales charge that would otherwise apply is reduced or eliminated;

THEN:

in reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

Nature of Fund's Investments

Certain of the Funds' investment practices are subject to special and complex federal income tax provisions that may, among other things:

•	disallow, suspend, or otherwise limit the allowance of certain losses or deductions;

•	convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income;

•	convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited);

•	cause a Fund to recognize income or gain without a corresponding receipt of cash;

•	adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and

•	adversely alter the characterization of certain complex financial transactions.

Buying Shares Close to a Record Date

Distributions by a Fund reduce the NAV of such Fund's shares. Should a taxable distribution reduce the NAV below a shareholder's cost basis, the distribution would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. Specifically, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

Investments in Certain Foreign Corporations

If a Fund holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

Backup Withholding

A Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number, fail to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. The withholding percentage is 28% until 2011, at which time the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Special U.S. tax certification requirements apply to non-U.S. investors.

This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Foreign Tax Credit

A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's ordinary income dividends paid to you. If your Fund invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

Non-U.S. Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

Income not Effectively Connected

If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income, generally not including exempt-interest dividends, will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities and that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends", will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of the Fund beginning prior to 2010.

Income Effectively Connected

If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income, generally not including exempt-interest dividends, and capital gain dividends, any amounts retained by such Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Other Taxation

Fund shareholders may be subject to state, local, and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

[Additional state tax disclosure--to come]

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS

Each Fund is a separate operating series of Viking Mutual Funds (the Trust), a Delaware business trust organized pursuant to a Trust Instrument dated March 30, 1999. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trust has four separate operating series. Two of its series, the Tax-Free Funds, are non-diversified, and the other two series, the Value Funds, are diversified. Each series of the Trust invests all of its net investable assets in a separate portfolio of securities. The Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

In addition, effective after the close of business on July 31, 2009, (a) the Tax-Free Fund for Montana acquired the stated assets of the Montana Tax-Free Fund, Inc., which was previously managed by Integrity Money Management, Inc. (the "Prior Integrity Montana Fund"), in exchange for shares of the Tax-Free Fund for Montana and the assumption of the stated liabilities of the Prior Integrity Montana Fund and (b) the Tax-Free Fund for North Dakota acquired the stated assets of the ND Tax-Free Fund, Inc., which was previously managed by Integrity Money Management, Inc. (the "Prior Integrity ND Fund"), in exchange for shares of the Tax-Free Fund for North Dakota and the assumption of the stated liabilities of the Prior Integrity ND Fund.

Description of shares

Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

Shareholder meetings

The Trustees of the Trust do not intend to hold annual meetings of shareholders of any Fund. The Trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

Central provisions of Trust Instrument

Under Delaware law, the shareholders of each Fund will not be personally liable for the obligations of that Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

Principal Shareholders

To the best knowledge of the respective Funds, as of ________________, 2010, except as set forth below, no persons owned, of record or beneficially, 5% or more, or a controlling interest (ownership of greater than 25%) of the outstanding shares of the Funds.

Tax-Free Fund for North Dakota

Name and Address	Share Amount	Percentage

%

%

Large-Cap Fund

Name and Address	Share Amount	Percentage

%

A shareholder with a controlling interest could affect the outcome of proxy voting or the direction of management of the respective Fund.

BUYING AND SELLING SHARES

The Funds continuously offer their shares through securities dealers who have an agreement with Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or the "Distributor"). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with the Distributor to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Funds may be required by state law to register as securities dealers.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Funds must be denominated in U.S. dollars. The Funds may either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction and make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the ex-dividend date).

Initial sales charges

For the Tax-Free Funds, the maximum initial sales charge is 3.75%. For the Value Funds, the maximum initial sales charge is 5.25%. The initial sales charge may be reduced or waived, as described below. The Funds offer several ways for you to combine your purchases of shares of the Funds to take advantage of the lower sales charges for large purchases.

Cumulative quantity discount

For purposes of calculating the sales charge, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in the Funds or the other funds in the Integrity and Viking family of funds (collectively, the "Integrity/Viking Funds"). You may also combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. You may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Integrity/Viking Funds to determine the sales charge that applies.

In order to be sure you obtain a sales charge discount, you should inform your investment representative or Viking Mutual Funds, at the time of purchase, of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. The eligible accounts may include accounts held through other financial intermediaries or by related parties such as a spouse, children under the age of 21 and grandchildren under the age of 21.

Letter of Intent (LOI)

You may buy shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

*

You authorize the Distributor to reserve 5% of your total intended purchase registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

*	You give the Distributor a security interest in the reserved shares and appoint the Distributor as attorney-in-fact.

*	The Distributor may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

*	Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge

After you file your LOI with a Fund, you may buy shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Integrity/Viking Fund will be effective only after notification to the Distributor that the investment qualifies for a discount. Any purchases you made within 90 days before you filed your LOI may also qualify for a retroactive reduction in the sales charge. If you file your LOI with a Fund before a change in the Fund's sales charge, you may complete your LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in the Integrity/Viking Funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by the Distributor and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase on the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send the Distributor an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

For LOIs filed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Integrity/Viking Funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the LOI.

Group purchases

If you are a member of a qualified group, you may buy shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members existing investments, plus the amount of the current purchase.

A qualified group is one that:

*	Was formed at least six months ago

*	Has a purpose other than buying fund shares at a discount

*	Has more than 5 members

*	Can arrange for meetings between our representatives and group members

*	Agrees to include the Fund's sales and other materials in publications and mailings to its members at reduced or no cost to the Distributor

Sales charge waivers for certain investors

Shares may be purchased without an initial sales charge by various individuals and institutions, including:

*

current and former officers, trustees, directors, governors and employees of the Fund, its investment adviser, its principal underwriter or certain affiliated companies, for themselves, for members of their immediate families, for any company or corporation in which such persons own a 25% or greater stake, or any trust, pension, profit-sharing or other benefit plan for such persons (immediate family is defined to include the individual, his/her spouse, and their children, parents and siblings);

*

registered representatives and employees (including their spouses and dependent children) of broker-dealers having selling group agreements with Integrity Funds Distributor or any trust, pension, profit-sharing or other benefit plan for such persons;

*

current and former employees (including their spouses and dependent children) of banks and other financial services firms that provide advisory or administrative services related to the Fund pursuant to an agreement with the Fund, Corridor or one of its affiliates, or any trust, pension, profit-sharing or other benefit plan for such persons;

*	individuals and institutions purchasing shares in connection with the acquisition of the assets of or merger or consolidation with another investment company;

*	investors purchasing through certain fee-based investment advisers, broker-dealers, bank trust departments and other financial services firms;

*	certain 401(k) or 457 retirement plans if the plan is sponsored by an employer (i) with at least 50 employees or (ii) with retirement plan assets of $250,000 or more;

*	foundations and endowments, provided the foundation or endowment has assets of $1 million or more; and

*

persons who retain an ownership interest in or who are the beneficial owners of an interest in Corridor, for themselves or members of their immediate families, for any company or corporation in which such persons own a 25% or greater stake, or any trust, pension, profit sharing or other benefit plan for such persons.

The elimination of the up-front sales charge for certain individuals and institutions is provided because of anticipated economies of scale and reduced sales-related efforts.

A Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Dealer compensation

The Distributor or one or more of its affiliates, at their own expense, currently provide additional compensation to certain investment dealers that sell shares of the Integrity/Viking Funds. The level of payments made to a particular dealer in any given year will vary. A number of factors, as enumerated in the Prospectus, will be considered in determining the level of payments. The Distributor makes these payments to help defray marketing and distribution costs incurred by particular dealers in connection with the sale of Integrity/Viking Funds, including costs associated with educating a firm's financial advisors about the features and benefits of the Integrity/Viking Funds. The Distributor will, on a regular basis, determine the advisability of continuing these payments. Additionally, the Distributor or one or more of its affiliates may also directly sponsor various meetings that facilitate educating financial advisors and shareholders about the Integrity/Viking Funds.

In fiscal year 2010, the Distributor expects that it will pay additional compensation to the following dealers:

Charles Schwab
Morgan Stanley
Pershing
Prudential Investment Management Services

Exchange privilege

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new Integrity/Viking Fund and invested at net asset value. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Funds' general policy to initially invest this money in shares of other investment companies, short-term U.S. Government obligations or cash and cash equivalents, unless it is believed that attractive investment opportunities consistent with the Funds' investment goals exist immediately. This money will then be withdrawn from the shares of other investment companies, short-term U.S. Government obligations or cash and cash equivalents and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

Systematic withdrawal plan

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $25. For retirement plans subject to mandatory distribution requirements, the $25 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, on the 5th or 20th day of the month in which a payment is scheduled. If the 5th or 20th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you.

You may discontinue a systematic withdrawal plan or change the amount and schedule of withdrawal payments by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The Funds may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholders death or incapacity.

Redemptions in kind

Each Fund is obligated to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of a Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

Share certificates

We will credit your shares to your Fund account. We no longer issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, the holder may have to pay an insurance premium to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

General information

If dividend checks are returned to the Funds marked unable to forward by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions. You will be subject to the investment performance of the shares purchased for you.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the Prospectus.

Integrity Fund Services may pay certain financial institutions that maintain omnibus accounts with the Funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, a Fund may reimburse Integrity Fund Services an amount not to exceed the per account fee that the Fund normally pays Integrity Fund Services for shareholder services. These financial institutions may also charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which should be promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

In the event of disputes involving multiple claims of ownership or authority to control your account, each Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Set forth below is an example of the method of computing the offering price of the shares of each of the Funds. The example assumes a purchase of shares from a Fund aggregating less than $50,000 for each Fund, subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the shares on December 31, 2009.

	Net Asset Value per Share	Per Share Sales Charge	Per Share Offering Price to the Public	Shares Outstanding
Tax-Free Fund for Montana
Tax-Free Fund for North Dakota
Large-Cap Fund
Small-Cap Fund

The Funds calculate the NAV per share each business day at the close of trading on the New York Stock Exchange (normally 3:00 p.m. central time). The Funds do not calculate the NAV on days the New York Stock Exchange (NYSE) is closed for trading.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, each Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. Each Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices.

Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value determined in good faith following procedures approved by the Board.

Municipal securities are valued using a matrix system which estimates market values from yield data relating to securities with similar characteristics.

Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Funds may use a pricing service, bank or securities dealer to perform any of the above described functions.

The Underwriter

Prior to August 1, 2009, Viking Fund Distributors, LLC ("Viking Distributors") acted as the principal underwriter in the continuous public offering of the Funds' shares. Currently, shares of each Fund are offered on a continuous basis through Integrity Funds Distributor, located at 1 Main Street North, Minot, North Dakota 58703, which has acted as the Funds' distributor since August 2009.

Since July 31, 2009, Integrity Funds Distributor has been a wholly-owned subsidiary of Corridor. Prior to July 31, 2009, Integrity Funds Distributor was a wholly-owned subsidiary of Integrity Mutual Funds, Inc. Since January 2, 2010, the Distributor has been organized as a Kansas limited liability company; previously it was organized as a Kansas corporation. Shannon D. Radke is an officer and governor of Corridor, an officer of the Funds, and an officer and director of Integrity Funds Distributor. Peter A. Quist is a governor of Corridor and an officer of the Funds. Robert E. Walstad is a governor of Corridor and a Trustee and Chairman of the Funds. Adam C. Forthun and Brent M. Wheeler are Officers of the Funds. See "Trustees and Officers" above. Mr. Radke, Mr. Walstad, Mr. Quist, Mr. Wheeler, and Mr. Forthun are each members of Corridor and, accordingly, may indirectly benefit from the payment of 12b-1 fees described below under "Distribution and service (12b-1 fees)" or brokerage commissions by the Funds to the Distributor.

Pursuant to a Distribution Agreement with each Fund, Integrity Funds Distributor serves as principal underwriter and distributor of the Funds. Pursuant to this agreement, Integrity Funds Distributor purchases shares of the Funds for resale to the public, either directly or through securities brokers, dealers, banks, or other agents, and is obligated to purchase only those shares for which it has received purchase orders. Integrity Funds Distributor has agreed to use its best efforts to solicit orders for the sale of the Funds' shares. Integrity Funds Distributor receives for its services the applicable sales charge of a Fund's shares, and reallows a majority or all of such amount to the dealers who sold the shares; Integrity Funds Distributor may act as such a dealer. The staff of the SEC takes the position that dealers who receive 90% or more of the applicable sales charge may be deemed underwriters under the Securities Act of 1933, as amended.

The table below shows the aggregate dollar amount of underwriting commissions Viking Distributors and Integrity Funds Distributor received in connection with the offering of the Funds' shares and the net underwriting discounts and commissions Viking Distributors and Integrity Funds Distributor retained after allowances to dealers for the fiscal years ended December 31, 2009, 2008 and 2007.

	Aggregate Underwriting Commissions ($)	Amount Retained by Integrity Funds Distributor ($)
2009 (August through December)
Tax-Free Fund for Montana
Tax-Free Fund for North Dakota
Large-Cap Fund
Small-Cap Fund

	Aggregate Underwriting Commissions ($)	Amount Retained by Viking Distributors ($)
2009 (January through July)
Tax-Free Fund for Montana
Tax-Free Fund for North Dakota
Large-Cap Fund
Small-Cap Fund
2008
Tax-Free Fund for Montana	18,334	17,434
Tax-Free Fund for North Dakota	2,982	886
Large-Cap Fund	6,460	3,963
Small-Cap Fund	8,164	3,809

2007
Tax-Free Fund for Montana	9,727	7,814
Tax-Free Fund for North Dakota	2,557	1,978
Large-Cap Fund	19,055	9,212
Small-Cap Fund	17,851	8,091

Integrity Funds Distributor may be entitled to compensation under the Rule 12b-1 plan, as discussed below. Except as noted, Integrity Funds Distributor receives no other compensation from the Funds for acting as underwriter.

Compensation

The following table sets forth the amount of underwriting commissions, brokerage commissions, compensation on redemptions, and any other compensation received by the Viking Distributors and Integrity Funds Distributor from the respective Fund indicated below during the most recent fiscal year.

Compensation to Viking Distributors (January 2009-July 2009)

	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation(1)
Tax-Free Fund for Montana	$	$	$	$
Tax-Free Fund for North Dakota	$	$	$	$
Large-Cap Fund	$	$	$	$
Small-Cap Fund	$	$	$	$

(1)Viking Distributors received this amount under the 12b-1 plan of the respective Fund.

Compensation to Integrity Funds Distributor (August 2009-December 2009)

	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation(1)
Tax-Free Fund for Montana	$	$	$	$
Tax-Free Fund for North Dakota	$	$	$	$
Large-Cap Fund	$	$	$	$
Small-Cap Fund	$	$	$	$

(1)Integrity Funds Distributor received this amount under the 12b-1 plan of the respective Fund.

Distribution and service (12b-1 fees)

The Funds have adopted a distribution and service plan dated July 31, 2009 with respect to each Fund (the Plan), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges.

Pursuant to the Plan, each Fund may compensate Integrity Funds Distributor for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plan authorizes payments to Integrity Funds Distributor of up to 0.25% annually of the average daily net assets of the Funds. All distribution expenses over this amount will be borne by those who have incurred them.

The Plan

The Plan provides for periodic payments by Integrity Funds Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. Expenditures under the Plan may also include, among others, a prorated portion of Integrity Funds Distributor's overhead expenses; the expenses of printing prospectuses and reports used for sales purposes; and preparing and distributing sales literature and advertisements. The portion of payments by a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares owned by clients of such broker, dealer or financial intermediary.

The fee is an expense. This means that all shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The fees shall be payable regardless of whether those fees exceed or are less than the actual expenses incurred by Integrity Funds Distributor with respect to each Fund in a particular year. The Plan does not permit unreimbursed expenses incurred in a particular year to be carried over to be reimbursed in later years.

In addition to the payments that Integrity Funds Distributor or others are entitled to under the Plan, the Plan also provides that to the extent each Fund, Viking Management or Integrity Funds Distributor or other parties on behalf of the Fund, make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the Plan. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with Rule 12b-1.

The Plan has been approved in accordance with the provisions of Rule 12b-1. The Plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the noninterested members of the Funds' Board. The Plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the noninterested Board members on not more than 60 days' written notice, by Integrity Funds Distributor on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with the manager or by vote of a majority of the outstanding shares of the Fund. Integrity Funds Distributor or any dealer or other firm may also terminate their respective dealer agreement at any time upon written notice.

The Plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the Fund, and all material amendments to the Plan or any related agreements shall be approved by a vote of the noninterested Board members, cast in person at a meeting called for the purpose of voting on any such amendment.

Integrity Funds Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plan should be continued.

Expenditures

For the fiscal year ended December 31, 2009, Viking Distributors' and Integrity Funds Distributor's expenditures for advertising, promotion, printing and postage, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel and other expenses pursuant to the plan and the amounts the Funds paid Viking Distributors and Integrity Funds Distributor under the plan were:

	Viking Distributors' Eligible Expenses ($)	Integrity Funds Distributor's Eligible Expenses ($)	Amount Paid by the Fund ($) to Viking Distributors	Amount Paid by the Fund ($) to Integrity Funds Distributor
Tax-Free Fund for Montana
Advertising and promotion
Printing and postage
Compensation to underwriters
Compensation to broker-dealer
Compensation to sales personnel
Overhead expenses
[Other]
Tax-Free Fund for North Dakota
Advertising and promotion
Printing and postage
Compensation to underwriters
Compensation to broker-dealers
Compensation to sales personnel
Overhead expenses
[Other]
Large-Cap Fund
Advertising and promotion
Printing and postage
Compensation to underwriters
Compensation to broker-dealers
Compensation to sales personnel
Overhead expenses
[Other]
Small-Cap Fund
Advertising and promotion
Printing and postage
Compensation to underwriters
Compensation to broker-dealers
Compensation to sales personnel
Overhead expenses
[Other]

FINANCIAL STATEMENTS

The audited financial statements of the Funds for their most recent fiscal year appear in the Funds' annual report, and are incorporated herein by reference. The Funds' annual report is available without charge by calling 800-276-1262.

DESCRIPTION OF BOND RATINGS

[To be updated]

The following descriptions of ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings ("Fitch").

Description of Bond Ratings

Moody's Municipal Long-Term Debt Ratings

Aaa	Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa	Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A	Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa	Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ba	Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B	Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Caa	Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca	Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C	Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Note:

Moody's appends numerical modifiers 1, 2 and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P Long-Term Issue Ratings

AAA	An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BBB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated CC is currently highly vulnerable to nonpayment.

C

A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-)	The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch's Long-Term Debt Ratings for Structured, Project and Public Finance Obligations

AAA: Highest credit quality

'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality	'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality

'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality

'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative	'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B: Highly speculative

'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk	Default is a real possibility.

CC: Very high levels of credit risk	Default of some kind appears probable.

C: Exceptionally high levels of credit risk	Default appears imminent or inevitable.

D: Default	Indicates a default. Default generally is defined as one of the following:
• failure to make payment of principal and/or interest under the contractual terms of the rated obligation;
• the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or
• the coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Description of Municipal Short-Term Ratings

Moody's Municipal Short-Term Obligation Ratings

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

S&P's Municipal Note Ratings

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Fitch's Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance

F1: Highest short-term credit quality	Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good short-term credit quality	Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality	The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality	Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near-term adverse changes in financial and economic conditions.

C: High short-term default risk	Default is a real possibility.

RD: Restricted default	Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default	Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

PROXY VOTING

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available without charge, upon request, by calling 800-276-1262, on the Trust's Internet site at www.integrityvikingfunds.com, and on the SEC's Internet site at www.sec.gov.

Tax-Free Funds

he Board of Trustees has delegated to the Investment Adviser the final authority and responsibility for voting proxies with respect to each Tax-Free Fund's underlying securities holdings. The Investment Adviser follows proxy voting guidelines developed by Proxy Governance, Inc. ("PGI"). The Trustees will review each Fund's proxy voting records from time to time and will annually consider revising its proxy voting policy ("Policy"). General voting guidelines are followed for routine matters of corporate governance.

PGI has been retained to vote proxies in accordance with the guidelines developed. In addition, PGI also updates and revises the Policy on a periodic basis and the revisions are reviewed by the Investment Adviser to determine whether they are consistent with the Investment Adviser's guiding principles. PGI also assists the Investment Adviser in the proxy voting process by providing operational, recordkeeping, and reporting services.

The Investment Adviser generally will vote in accordance with corporate management's recommendations on matters such as uncontested director nominees (unless such nominees have poor records), ratification of accountants, changing corporate names, and similar matters; and against management's recommendations on matters such as proposals which would reduce the rights or options of shareholders, reduce the value of shareholders' investments, poison pills or provisions requiring supermajority approval of mergers, and other matters that are designed to limit the ability of shareholders to approve merger transactions. Other matters, such as finance, merger, acquisition and restructuring proposals, shareholder proposals, and proposals to ratify or cancel golden or tin parachutes, will be evaluated on a case-by-case basis and the Investment Adviser may vote for or against corporate management's recommendations on such matters. The Investment Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. The Investment Adviser will monitor situations that may result in a potential conflict of interest, in particular between a Fund's shareholders and Investment Adviser or any of its affiliates or an affiliate of the Funds. If any such conflict is discovered, the issue will be examined in detail by the Investment Adviser and in such circumstances, the Investment Adviser generally will refrain from voting the proxies giving rise to conflict, until the Trustees, after consultation, instruct on an appropriate course of action to vote the proxies in the best interest of the relevant Fund.

Value Funds

Fox votes proxies on behalf of the Large-Cap Fund and the Small-Cap Fund and its proxy voting policy is set forth below.

Fox Asset Management Proxy Voting Policy

(Standard)

Introduction

Fox Asset Management LLC ("Fox") has adopted and implemented policies (and the procedures into which they are incorporated) that it believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. Fox's authority to vote the proxies of its clients is established by their advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the Securities and Exchange Commission ("SEC") requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

For those accounts which Fox has undertaken to vote proxies, Fox retains the final authority and responsibility for such voting. On behalf of its valued clients, Fox:

1.	applies a proxy voting policy consistently;

2.	documents the reasons for voting; and

3.	maintains records of voting activities for clients and regulating authorities.

To facilitate the proxy voting process, Fox utilizes Broadridge's ProxyEdge system to assist in the process of meeting notifications, voting, tracking, mailing, reporting and record maintenance necessary for the appropriate management of client accounts. ProxyEdge provides proxy information based on share positions provided directly to Broadridge by the custodian and facilitates Fox's proxy votes through an automated electronic interface.

Voting policy

Fox manages client accounts solely in the best interest of the recipients or beneficiaries of the funds it is investing. Industry standards of care, skill, prudence and diligence are brought to bear on every investment action. This philosophy of prudence is applied to proxy voting as well.

Fox purchases an equity, focusing on the ability of the company's board of directors and senior management to improve shareholder value. However, the confidence in management shown by Fox's purchase of the stock does not transfer to automatic voting procedures whereby Fox "rubber stamps" its wishes on the proxy ballot.

Fox views the proxy as an economic instrument, and makes proxy voting decisions based on financial criteria when present. At the same time, decisions will, whenever possible, protect the rights of its clients as shareholders. Thus, in making a proxy voting decision, two primary considerations are in effect: first, the economic impact of the proposal; and second, the impact of the proposal on shareholder rights.

For Fox's clients who are supportive of timely--and sometimes controversial--social issues, Fox will attempt to vote proxies in a manner that reflects their perspective. However, it should be noted that Fox will support a social ballot item only after a careful assessment of the extent to which the outcome that is advocated in the social proposal would impair or injure the company's chances to fulfill its mission and meet its growth targets.

Therefore, to summarize all votes will be reviewed on a case-by-case basis and no issues will be considered routine. Each issue will be considered in the context of the company under review and the account for which Fox is voting. In other words, proxy voting guidelines are just that - guidelines. When company- and client-specific factors are overlaid, every proxy voting decision becomes a case-by-case decision.

Keeping in mind the concept that no issue is considered "routine," outlined below are general voting parameters on various types of issues when there are no company- and client-specific reasons for voting to the contrary.

Approval of Independent Auditors

Fox believes that the relationship between the company and its auditors should be limited primarily to the audit engagement, and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. Fox will also consider the reputation of the auditor and any problems that may have arisen in the auditor's performance of services.

Taft-Hartley Voting

Fox's Taft-Hartley proxy voting standards are based on the AFL-CIO Proxy Voting Guidelines, which comply with all fiduciary standards delineated by the U.S. Department of Labor. Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act, or ERISA. ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties of loyalty and prudence. The duty of loyalty requires that the voting fiduciary exercise proxy-voting authority solely in the interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria, when present, and that a clear process exists for evaluating proxy issues.

This policy crafted to meet these requirements by promoting long-term shareholder value. Fox will assess the short-term and long-term impact of a vote, and will promote a position that is consistent with the long-term economic best interests of plan beneficiaries and participants.

Fox's Taft-Hartley proxy voting guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests and tender offer defenses-major voting items that can have a significant effect on long-term shareholder value. In addition, Fox considers workplace issues that may have an impact on corporate performance, including:

*	Corporate policies that affect job security and wage levels;

*	Corporate policies that affect local economic development and stability;

*	Corporate responsibility to employees and communities; and

*	Workplace safety and health issues.

Management Proposals

1)	When voting on common, management-sponsored initiatives, Fox generally, although not always, votes in support of management.

	a)	Uncontested election of directors

i)

Fox will assess the attendance. Poor attendance can be defined as failing to attend 75% of the scheduled board meetings. Other factors to consider are poor company performance as measured against industry group, the independent nature of board and committees, past executive compensation practices, and negligent director oversight.

ii)

In re-electing incumbent directors, the long-term performance of the company relative to its peers-Fox will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company's performance.

iii)

Existence of any prior SEC violations and/or other criminal offenses-Fox will not vote in favor of a director nominee who, to Fox's actual knowledge, is the subject of SEC or other criminal enforcement actions.

	b)	Approval of auditors provided they are independent as per the Sarbanes-Oxley Act.

	c)	Directors' liability and indemnification proposals will be supported if the provisions conform to state law. However, provisions which limit liability for breach of duty and gross negligence.

	d)	General updating or passing corrective amendments to charter.

	e)	Elimination of preemptive rights.

	f)	Approval of a stock split.

	g)	Separate the positions of Chairman and Chief Executive Officer.

2)	When voting items that have a potential positive financial or best interest impact, Fox generally, although not always, votes in support of management.

	a)	Capitalization changes which eliminate other classes of stock and differential voting rights.

	b)	Changes in common stock authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization.

	c)	Stock purchase plans that conform to Section 423 of the Internal Revenue Code.

	d)	Other stock-based plans which are appropriately structured.

	e)	Reductions in supermajority vote requirements.

	f)	Adoption of antigreen mail provisions.

g)

Mergers and acquisitions that are positive to shareholders after considering the following criteria: anticipated financial and operating benefits; offer price (cost v. premium); prospects of the combined companies; how the deal was negotiated; changes in corporate governance and their impact on shareholder rights, long-term shareholder value preserved by assessing the impact on the company stakeholders including community and work force, and competitiveness strengthened through synergy, not devaluation of assets.

	h)	Mutual Funds: Approve or amend investment advisory agreement if there is no fee increase or if the fee is comparable to similar funds.

	i)	Mutual Funds: Approve change in fundamental investment policies if there is no significant change in risk or in investment objective.

3)	When voting items that have potential negative financial or best interest impact, Fox generally, although not always, votes to oppose management.

	a)	Elimination of cumulative voting.

	b)	Capitalization changes which add classes of stock that are "blank check" in nature or that dilute the voting interests of existing shareholders.

c)

Increases in capitalization authorization greater than 50% where management does not offer an appropriate rationale for the increase or that appears to be contrary to the best interests of existing shareholders.

	d)	Anti-takeover provisions which serve to prevent the majority of shareholders from exercising their rights or which effectively deter appropriate tender offers and other offers.

	e)	Amendments to bylaws which would require supermajority shareholder votes to pass or repeal certain provisions.

	f)	Classified board of directors.

	g)	Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or which trigger provisions which prevent legitimate offers from proceeding.

	h)	Excessive Compensation or non-salary compensation-related proposals.

i)

Excessive change-in-control provisions embedded in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

	j)	Approve or amend director age restrictions.

	k)	Adjournment of meeting in order to solicit additional votes.

	l)	"Other businesses as properly come before the meeting" proposals which give a "blank check" to those acting as proxy.

Shareholder Proposals

Traditionally, shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders.

All shareholder proposals are examined closely to determine long-term economic impact and the impact on the interests of shareholders.

1)	When voting shareholder proposals, Fox in general supports the following items:

		i)	Adoption of CERES Principles.

		ii)	Anti-greenmail provisions.

		iii)	Auditors should attend the annual meeting of shareholders.

		iv)	Bylaw or charter amendments to be made only with shareholder approval.

		v)	Confidential voting.

		vi)	Election of the board on an annual basis (declassify the board).

		vii)	Elimination of outside directors' retirement benefits.

		viii)	Establishing independent audit, nominating, or compensation committees.

		ix)	Expanded reporting of financial or compensation information, within reason.

		x)	Opting-out of state business combination provisions.

		xi)	Reduction or elimination of supermajority vote requirements.

		xii)	Requiring a majority of independent directors on the board.

		xiii)	Submit shareholder rights plan (poison pill) to vote, or redeem the plan.

		xiv)	Undo various anti-takeover related provisions.

	b)	Specific Considerations for Labor Organizations or Mandates

		i)	Corporate conduct and human rights. Principles relating to company investment in countries with patterns of human rights abuses (Northern Ireland, Burma, former Soviet Union and China).

		ii)	Equality principles on sexual orientation.

		iii)	Fair lending resolutions that call for financial institutions to comply with lending regulations and/or establish fair lending goals.

		iv)	Proposals regarding equal employment opportunities and discrimination.

		v)	Reports on foreign military sales and economic conversion facilities.

	c)	Specific Considerations for Religious Organizations or Mandates

		i)	Human resources issues.

		ii)	Maquiladora Standards and International Operations Policies.

		iii)	McBride Principles.

		iv)	Military Business.

		v)	Proposals regarding equal employment opportunities and discrimination.

		vi)	Requests that companies end their production of legal, but socially questionable, products.

	d)	Specific Considerations for Socially Conscious Organizations or Mandates

		i)	Energy and the environment.

		ii)	Equal credit opportunity.

		iii)	Equality principles on sexual orientation.

		iv)	Human resources issues.

		v)	Maquiladora Standards and International Operations Policies.

		vi)	Military business.

		vii)	Northern Ireland and other human rights related issues.

		viii)	Proposals regarding equal employment opportunities and discrimination.

		ix)	Requests that companies end their production of legal, but socially or morally questionable, products.

2)	When voting shareholder proposals, Fox in general opposes the following items:

		i)	Adoption of labor standards for foreign and domestic suppliers.

		ii)	Establishing a mandatory retirement age for directors.

		iii)	Limiting tenure of directors.

		iv)	Proposals which require inappropriate endorsements or corporate actions.

v)

Reports which are costly to provide, would require duplicative efforts, would require expenditures which are of a non-business nature, or would provide no pertinent information from the perspective of ERISA shareholders.

		vi)	Requiring directors to own stock before being eligible to be elected.

		vii)	Restrictions related to social, political, or special interest issues which negatively impact the ability of the company to do business or be competitive.

	b)	Specific Considerations for Labor Organizations or Mandates

		i)	Spin-off of defense business and tobacco-related business.

	c)	Specific Considerations for Religious Organizations or Mandates

		i)	Equality principles on sexual orientation.

	d)	Specific Considerations for Socially Conscious Organizations or Mandates

		i)	No specific provisions.

3)	When voting shareholder proposals, Fox in general abstains on the following items:

		i)	Energy and the environment.

		ii)	Equality principles on sexual orientation.

		iii)	Human resources issues.

		iv)	Maquiladora Standards and International Operations Policies.

		v)	Military business.

		vi)	Northern Ireland.

		vii)	Proposals regarding equal employment opportunities and discrimination.

		viii)	Requests that companies end their production of legal, but socially questionable, products.

	b)	Specific Considerations for Labor Organizations or Mandates

		i)	No specific provisions.

	c)	Specific Considerations for Religious Organizations or Mandates

		i)	No specific provisions.

	d)	Specific Considerations for Socially Conscious Organizations or Mandates

		i)	No specific provisions.

Corporate Governance

Corporate governance issues may include, but are not limited to, the following:

1.

Corporate Defenses. Although Fox will review each proposal on a case-by-case basis, Fox will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Fox will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders or greatly alter the balance of power between shareholders on one side, and management and the board on the other.

2.

Corporate Restructuring. These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining the vote on these types of proposals, Fox will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company's long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

Identification and resolution of conflicts with clients

As fiduciaries of their clients, Fox puts the interests of its clients ahead of its own. In order to ensure that relevant personnel at Fox are able to identify potential conflicts of interest, Fox will take the following steps:

1)

Quarterly, the Fox Compliance department will seek information from the heads of each department of Fox. Each department head (operations, wrap, marketing and trading) will be asked to provide a list of significant business relationships or prospective significant business relationships of Fox. An example would be a brokerage firm or corporate client that represents a large source of assets for Fox.

2)	The CCO will compile a list of the companies identified (the "Conflicted Companies") and provide that list to the Proxy Administrator.

3)

The Proxy Administrator will then compare the list of Conflicted Companies with the names of companies for which he or she expects to receive or has received proxy statements (the "Proxy Companies"). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Fox CCO and the Chief Investment Officer.

The CCO and the CIO will then determine if a conflict of interest exists between Fox and the client. If they determine that a conflict exists, they or their designees will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

1)

If the Proxy Administrator expects to vote the proxy (in consultation with the appropriate Investment Committee member) of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the "Policies), he or she will 1) inform the CCO and the CIO of that fact and, 2) vote the proxies and 3) record the existence of the conflict and the resolution of the matter.

2)

If the Proxy Administrator intends to vote (in consultation with the appropriate Investment Committee member) in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material on the client(s) involved, Fox will seek instruction on how the proxy should be voted from:

	a)	The client, in the case of an individual or corporate client;

	b)	In the case of a Fund its board of directors, or any committee identified by the board; or

	c)	The advisor, in situations where Fox acts as a sub-advisor to such advisor.

Fox Asset Management will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, fund board or the advisor, as the case may be, fails to instruct Fox on how to vote the proxy, Fox will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of Fox to vote its client's proxies would have a material adverse economic impact on Fox's clients' securities holdings in the Conflicted Company, Fox may vote such proxies to protect its clients' interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

Recordkeeping

Fox will maintain records relating to the proxies it votes on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

*	A copy of Fox's proxy voting policies and procedures;

*

Proxy statements received regarding client securities (if such proxies are available on the SEC's EDGAR system or a third party undertakes to promptly provide a copy of such documents to Fox, Fox does not need to retain a separate copy of the proxy statement);

*	A record of each vote cast;

*	A copy of any document created by Fox that was material to making a decision on how to vote a proxies for a client or that memorializes the basis for such a decision; and

*	Each written client request for proxy voting records and Fox's written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of Fox for two years after they are created.

PART C
OTHER INFORMATION

ITEM 28: EXHIBITS

(a)	(1)	Certificate of Trust. Incorporated by reference to Registrant's registration statement, filed May 7, 1999, EDGAR Accession No. 0001082744-99-000013.

	(2)	Trust Instrument of Viking Mutual Funds. Incorporated by reference to Registrant's registration statement, filed May 7, 1999, EDGAR Accession No. 0001082744-99-00013.

(3)

Schedule A—Current Series of Viking Mutual Funds. Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's registration statement, filed April 17, 2001 EDGAR Accession No. 0001082744-01-00008.

(b)	By-laws of Viking Mutual Funds. Incorporated by reference to Pre-Effective Amendment No.1 to Registrant's registration statement, filed May 7, 1999, EDGAR Accession No. 0001082744-99-00013.

(c)	Declaration of Trust filed under (a) and By-laws filed under (b).

(d)	(1)	Investment Advisory Agreement Between Viking Mutual Funds and Viking Fund Management, LLC, on behalf of all Series. To be filed on amendment.

	(2)	Sub-Advisory Agreement Between Viking Fund Management, LLC and Fox Asset Management, LLC with respect to Viking Large-Cap Growth Fund and Viking Small-Cap Growth Fund. To be filed on amendment.

(e)	(1)	Distribution Agreement with Integrity Funds Distributor, LLC for Viking Tax-Free Fund for Montana. To be filed on amendment.

	(2)	Distribution Agreement with Integrity Funds Distributor, LLC for Viking Tax-Free Fund for North Dakota. To be filed on amendment.

	(3)	Distribution Agreement with Integrity Funds Distributor, LLC for Viking Large-Cap Value Fund. To be filed on amendment.

	(4)	Distribution Agreement with Integrity Funds Distributor, LLC for Viking Small-Cap Value Fund. To be filed on amendment.

(f)	Bonus, Profit Sharing or Pension Plans. None.

(g)	Custody Agreement with Wells Fargo Bank, N.A. on behalf of all Series.

(h)	(1)	Transfer Agency Agreement Between Viking Mutual Funds and Integrity Fund Services, LLC. To be filed on amendment.

	(2)	Administrative and Accounting Services Agreement Between Viking Mutual Funds and Integrity Fund Services, LLC. To be filed on amendment.

(3)

Expense Limitation Agreement Between Viking Mutual Funds and Viking Fund Management, LLC, on behalf of Viking Tax-Free Fund for Montana, effective April 30, 2010 through April 29, 2011. To be filed on amendment.

(4)

Expense Limitation Agreement Between Viking Mutual Funds and Viking Fund Management, LLC, on behalf of Viking Tax-Free Fund for North Dakota, effective April 30, 2010 through April 29, 2011. To be filed on amendment.

(5)

Expense Limitation Agreement Between Viking Mutual Funds and Viking Fund Management, LLC, on behalf of Viking Large-Cap Growth Fund, effective April 30, 2010 through April 29, 2011. To be filed on amendment.

(6)

Expense Limitation Agreement Between Viking Mutual Funds and Viking Fund Management, LLC, on behalf of Viking Small-Cap Growth Fund, effective April 30, 2010 through April 29, 2011. To be filed on amendment.

(i)	Consent of counsel. To be filed on amendment.

(j)	(1)	Consent of Independent Auditors—Cohen Fund Audit Services, Ltd. To be filed on amendment.

	(2)	Consent of Independent Auditors—Brady, Martz & Associates. To be filed on amendment.

(k)	Other Financial Statements. None.

(l)	Initial Capital Agreements. None.

(m)	Plan of Distribution and Service Pursuant to Rule 12b-1. To be filed on amendment.

(n)	Rule 18f-3. None.

(o)	Reserved.

(p)	[Code of Ethics. Incorporated by reference to N-CSR/A, filed March 10, 2005 EDGAR Accession No. 0001082744-05-000014.]

(z)	Power of Attorney Authorization

ITEM 29: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is controlled by or under common control with the Registrant.

ITEM 30: INDEMNIFICATION

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant (Covered Person) to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding (Action) in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (Disabling Conduct), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 (1940 Act), of the Registrant (Independent Trustees), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (Series) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The business of Viking Management, Inc. ("Viking Management") is summarized under "Investment Adviser" in the Statement of Additional Information constituting Part B of this Registration Statement, which summary is incorporated herein by reference.

The information required by this Item 31 with respect to each director, officer, or partner of the Registrant's adviser, Viking Management, is incorporated by reference to Form ADV filed by Viking Management with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-56605).

The information required by this Item 31 with respect to each director, officer, or partner of the Registrant's sub-adviser, Fox Asset Management, LLC, is incorporated by reference to Form ADV filed by Fox Asset Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-60656).

ITEM 32: PRINCIPAL UNDERWRITERS

(a)

Integrity Funds Distributor, LLC, the principal underwriter distributing securities of the Registrant, also serves as the principal underwriter for Integrity Managed Portfolios, Integrity Fund of Funds, Inc., and The Integrity Funds. Integrity Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

(b)	Set forth below is information concerning the directors and officers of the Registrant's principal underwriter.

	NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
	Shannon D. Radke PO Box 500 Minot, North Dakota 58702	Director, President	President
	Toben Taft PO Box 500 Minot, North Dakota 58702	Director, Vice President	None
	Laura K. Anderson PO Box 500 Minot, North Dakota 58702	Director, Secretary	None
	James Johnson PO Box 500 Minot, North Dakota 58702	Director, Treasurer	None

(c)	No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

ITEM 33: LOCATION OF ACCOUNTS AND RECORDS

Wells Fargo Bank, NA, Global Trust & Custody, 801 Nicollet Mall, Suite 700, Minneapolis, MN 55479, serves as custodian of the Registrant and maintains all records related to that function. Integrity Fund Services, LLC serves as transfer agent, dividend disbursing, administrative, and accounting services agent of the Registrant and maintains all records related to those functions. Integrity Funds Distributor, LLC serves as the principal underwriter of the Registrant and maintains all records related to that function. Viking Fund Management, LLC and Fox Asset Management, LLC, 331 Newman Springs Road, Suite 122, Red Bank, New Jersey 07701 serve as the Registrant's investment adviser and sub-adviser, respectively, and maintain all records related to those functions. The Registrant maintains all of its corporate records. The address of Integrity Funds Distributor, LLC, Integrity Fund Services, LLC, Viking Fund Management, LLC and the Registrant is 1 Main Street North, Minot, North Dakota 58703.

ITEM 34: MANAGEMENT SERVICES

Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 35: UNDERTAKINGS

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VIKING MUTUAL FUNDS, has duly caused this Post-Effective Amendment Number 16 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Minot and State of North Dakota on the 1st day of March, 2010.

VIKING MUTUAL FUNDS
By:	/s/ Shannon D. Radke
Shannon D. Radke
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment Number 16 to its Registration Statement has been signed below by the following persons in the capacities indicated on March 1, 2010.

Signature	Title

/s/Shannon D. Radke	President
Shannon D. Radke	(Principal Executive Officer)

/s/Adam Forthun	Treasurer
Adam Forthun	(Principal Financial and Accounting Officer)

Robert E. Walstad*	Trustee and Chairman of the Board	)
Jerry M. Stai*	Trustee	)	By:	/s/Shannon D. Radke
Orlin W. Backes*	Trustee	)		Shannon D. Radke
R. James Maxson*	Trustee	)		Attorney-in-Fact

*An original power of attorney authorizing Shannon D. Radke to execute any amendment to Registration Statement No. 333-77993 for each of the trustees of the Registrant on whose behalf this Post-Effective Amendment No. 16 to the Registration Statement is being filed has been executed and is being filed herewith with the Securities and Exchange Commission.

EXHIBITS

(z)	Power of Attorney Authorization